TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA- CREF Life Separate Account VLI-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub- accounts of TIAA-CREF Life Separate Account VLI-1 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	Matson Money International Equity VI Portfolio(1)

TIAA-CREF Life Core Bond(1)	Matson Money U.S. Equity VI Portfolio(1)

TIAA-CREF Life Growth Equity(1)	MFS Global Equity Series—Initial Class(1)

TIAA-CREF Life Growth & Income(1)	MFS Growth Series—Initial Class(1)

TIAA-CREF Life International Equity(1)	MFS Massachusetts Investors Growth Stock Portfolio–Initial Class(1)

TIAA-CREF Life Large-Cap Value(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Real Estate Securities(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Stock Index(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Calamos Growth & Income Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)-Institutional Class(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PVC Equity Income Account—Class 1(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PVC MidCap Account—Class 1(1)

Delaware VIP International Series—Standard Class(1)	PSF PGIM Jennison Blend Portfolio—Class II(2)

Delaware VIP Small Cap Value Series—Standard Class(1)	PSF PGIM Jennison Focused Blend Portfolio—Class II(3)

DFA VA Equity Allocation Portfolio(1)	PSF Natural Resources Portfolio—Class II(1)

DFA VA Global Bond Portfolio(1)	PSF PGIM Jennison Value Portfolio—Class II(1)

DFA VA Global Moderate Allocation Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

DFA VA International Small Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA International Value Portfolio(1)	T. Rowe Price® Health Sciences Portfolio I(1)

DFA VA Short-Term Fixed Portfolio(1)	T. Rowe Price® Limited-Term Bond Portfolio(1)

DFA VA US Large Value Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VIT Inflation Protected Securities Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Real Estate Index Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	VY CBRE Global Real Estate Portfolio—Class I(1)

John Hancock Emerging Markets Value Trust(1)	Wanger International(1)

LVIP Delaware Diversified Income Fund—Standard Class(1)	Wanger Select(4)

Matson Money Fixed Income VI Portfolio(1)	Wanger Acorn(1)

Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and December 31, 2022.
(2)	Statement of operations and statement of changes in net assets for the period December 8, 2023 (commencement of operations) through December 31, 2023.
(3)

Statement of operations for the period January 1, 2023 through December 8, 2023 and the statement of changes in net assets for the period January 1, 2023 through December 8, 2023 and the year ended December 31, 2022.

(4)

Statement of operations for the period January 1, 2023 through April 21, 2023 and the statement of changes in net assets for the period January 1, 2023 through April 21, 2023 and the year ended December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of TIAA-CREF Life Separate Account VLI-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 26, 2024

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VLI-1 since 2005.

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-3

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$2,072,053	$5,029,611	$13,407,299	$11,849,302	$13,758,280

Total assets	$2,072,053	$5,029,611	$13,407,299	$11,849,302	$13,758,280

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$15,055	$45,190

Total liabilities	$—	$—	$—	$15,055	$45,190

NET ASSETS—Accumulation fund	$2,072,053	$5,029,611	$13,407,299	$11,834,247	$13,713,090

Investments, at cost	$2,041,007	$5,419,251	$11,517,121	$11,720,625	$12,808,258

Shares held in corresponding Funds	171,670	549,684	749,430	653,935	1,488,991

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$93.68	$132.66	$43.17

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	39.87	36.29	81.60	111.28	35.64

Mortality & Expense Charge Band 2	41.07	38.31	86.11	117.49	37.63

Mortality & Expense Charge Band 3	—	40.45	90.88	124.05	39.73

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$47,941	$151,992	$31,284	$112,098	$273,262

EXPENSES

Administrative expenses	—	—	11,202	11,306	3,252

Mortality and expense risk charges	13,303	27,531	41,473	39,237	60,057

Total expenses	13,303	27,531	52,675	50,543	63,309

Net investment income (loss)	34,638	124,461	(21,391)	61,555	209,953

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,022	(258,680)	(572,915)	28,099	366,662

Capital gain distributions	53,446	—	—	2,216,100	—

Net realized gain (loss)	56,468	(258,680)	(572,915)	2,244,199	366,662

Net change in unrealized appreciation (depreciation) on investments	180,145	404,461	4,908,297	614,647	1,269,463

Net realized and unrealized gain (loss) on investments	236,613	145,781	4,335,382	2,858,846	1,636,125

Net increase (decrease) in net assets from operations	$271,251	$270,242	$4,313,991	$2,920,401	$1,846,078

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$4,079,403	$14,660,774	$4,804,547	$3,550,303	$3,131,887

Total assets	$4,079,403	$14,660,774	$4,804,547	$3,550,303	$3,131,887

LIABILITIES

Amounts due to TIAA	$—	$67,602	$14,032	$—	$—

Total liabilities	$—	$67,602	$14,032	$—	$—

NET ASSETS—Accumulation fund	$4,079,403	$14,593,172	$4,790,515	$3,550,303	$3,131,887

Investments, at cost	$3,621,333	$14,660,774	$5,325,233	$3,454,905	$2,761,619

Shares held in corresponding Funds	221,948	14,660,774	351,981	260,477	167,302

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$123.99

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	99.01	1.07	86.08	106.50	100.50

Mortality & Expense Charge Band 2	104.53	1.13	90.89	112.44	106.11

Mortality & Expense Charge Band 3	110.37	1.19	95.96	118.72	112.03

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$64,607	$723,286	$120,460	$26,601	$39,659

EXPENSES

Administrative expenses	—	—	—	—	2,528

Mortality and expense risk charges	23,192	94,397	24,808	17,968	14,210

Total expenses	23,192	94,397	24,808	17,968	16,738

Net investment income (loss)	41,415	628,889	95,652	8,633	22,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	198,306	—	(218,711)	6,504	(15,065)

Capital gain distributions	56,791	—	—	75,844	81,435

Net realized gain (loss)	255,097	—	(218,711)	82,348	66,370

Net change in unrealized appreciation (depreciation) on investments	207,252	—	614,625	419,369	494,448

Net realized and unrealized gain (loss) on investments	462,349	—	395,914	501,717	560,818

Net increase (decrease) in net assets from operations	$503,764	$628,889	$491,566	$510,350	$583,739

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-5

continued

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$126,207,055	$367,569	$3,335,440	$1,129,571	$320,877

Total assets	$126,207,055	$367,569	$3,335,440	$1,129,571	$320,877

LIABILITIES

Amounts due to TIAA	$18,857	$—	$—	$—	$—

Total liabilities	$18,857	$—	$—	$—	$—

NET ASSETS—Accumulation fund	$126,188,198	$367,569	$3,335,440	$1,129,571	$320,877

Investments, at cost	$109,949,906	$361,221	$3,505,268	$1,138,873	$422,905

Shares held in corresponding Funds	3,222,034	18,811	194,827	41,301	18,159

UNIT VALUE

Flexible Premium Variable Universal Life	$155.63	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	122.43	43.94	28.24	57.54	20.36

Mortality & Expense Charge Band 2	129.26	46.39	29.69	60.72	20.99

Mortality & Expense Charge Band 3	136.48	—	31.21	63.72	—

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth & Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio— Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,673,915	$1,979	$9,151	$—	$76,907

EXPENSES

Administrative expenses	15,459	—	—	—	—

Mortality and expense risk charges	589,238	2,688	18,184	5,567	2,958

Total expenses	604,697	2,688	18,184	5,567	2,958

Net investment income (loss)	1,069,218	(709)	(9,033)	(5,567)	73,949

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	4,641,282	(3,052)	(925,652)	(287,172)	(48,792)

Capital gain distributions	1,046,807	9,271	305,809	—	—

Net realized gain (loss)	5,688,089	6,219	(619,843)	(287,172)	(48,792)

Net change in unrealized appreciation (depreciation) on investments	18,480,242	55,781	1,272,626	358,578	(62,615)

Net realized and unrealized gain (loss) on investments	24,168,331	62,000	652,783	71,406	(111,407)

Net increase (decrease) in net assets from operations	$25,237,549	$61,291	$643,750	$65,839	$(37,458)

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$3,154,793	$4,079,306	$21,708,777	$4,476,179	$8,407,023

Total assets	$3,154,793	$4,079,306	$21,708,777	$4,476,179	$8,407,023

LIABILITIES

Amounts due to TIAA	$—	$9,631	$—	$—	$—

Total liabilities	$—	$9,631	$—	$—	$—

NET ASSETS—Accumulation fund	$3,154,793	$4,069,675	$21,708,777	$4,476,179	$8,407,023

Investments, at cost	$3,155,758	$4,116,717	$20,418,825	$4,608,438	$8,102,218

Shares held in corresponding Funds	188,346	106,260	1,529,864	460,987	557,495

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	26.38	95.55	42.43	26.07	42.02

Mortality & Expense Charge Band 2	27.83	100.83	43.26	26.99	43.32

Mortality & Expense Charge Band 3	29.37	106.41	44.11	27.95	44.66

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$45,051	$36,354	$437,564	$174,849	$214,128

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	18,875	19,860	87,129	22,449	44,308

Total expenses	18,875	19,860	87,129	22,449	44,308

Net investment income (loss)	26,176	16,494	350,435	152,400	169,820

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(195,902)	183,819	437,879	(44,517)	(51,096)

Capital gain distributions	—	160,597	436,404	—	87,138

Net realized gain (loss)	(195,902)	344,416	874,283	(44,517)	36,042

Net change in unrealized appreciation (depreciation) on investments	552,418	(21,128)	2,294,738	73,342	799,333

Net realized and unrealized gain (loss) on investments	356,516	323,288	3,169,021	28,825	835,375

Net increase (decrease) in net assets from operations	$382,692	$339,782	$3,519,456	$181,225	$1,005,195

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-7

continued

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$7,977,226	$21,790,832	$5,648,277	$16,761,864	$12,170,821

Amounts due from TIAA	—	—	7	59	10

Total assets	$7,977,226	$21,790,832	$5,648,284	$16,761,923	$12,170,831

LIABILITIES

Amounts due to TIAA	$8	$42	$—	$—	$—

Total liabilities	$8	$42	$—	$—	$—

NET ASSETS—Accumulation fund	$7,977,218	$21,790,790	$5,648,284	$16,761,923	$12,170,831

Investments, at cost	$7,997,960	$20,748,264	$5,707,145	$15,980,123	$11,742,036

Shares held in corresponding Funds	671,484	1,601,090	563,138	515,116	538,532

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	48.18	44.49	24.99	74.87	83.24

Mortality & Expense Charge Band 2	49.89	46.07	25.88	77.54	86.21

Mortality & Expense Charge Band 3	51.67	47.71	26.80	80.30	89.28

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$236,118	$980,347	$211,486	$358,739	$173,500

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	40,414	108,784	21,315	82,317	55,694

Total expenses	40,414	108,784	21,315	82,317	55,694

Net investment income (loss)	195,704	871,563	190,171	276,422	117,806

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(351,696)	752,988	(15,980)	602,276	345,073

Capital gain distributions	—	195,643	—	218,641	772,041

Net realized gain (loss)	(351,696)	948,631	(15,980)	820,917	1,117,114

Net change in unrealized appreciation (depreciation) on investments	1,119,282	1,347,883	13,795	460,060	748,093

Net realized and unrealized gain (loss) on investments	767,586	2,296,514	(2,185)	1,280,977	1,865,207

Net increase (decrease) in net assets from operations	$963,290	$3,168,077	$187,986	$1,557,399	$1,983,013

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

ASSETS

Investments, at value	$966,930	$1,977,090	$973,075	$2,551,570	$3,780,338

Total assets	$966,930	$1,977,090	$973,075	$2,551,570	$3,780,338

LIABILITIES

Amounts due to TIAA	$12,349	$—	$11,176	$—	$—

Total liabilities	$12,349	$—	$11,176	$—	$—

NET ASSETS—Accumulation fund	$954,581	$1,977,090	$961,899	$2,551,570	$3,780,338

Investments, at cost	$998,824	$2,048,383	$992,765	$2,845,127	$3,274,271

Shares held in corresponding Funds	106,725	132,602	61,822	149,564	79,838

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	27.30	38.71	42.94	79.89	167.72

Mortality & Expense Charge Band 2	27.93	40.86	45.33	84.30	177.07

Mortality & Expense Charge Band 3	28.57	43.14	47.86	88.97	186.94

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	DFA VIT Inflation Protected Securities Portfolio Sub-Account	Franklin Income VIP Fund— Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$37,093	$101,878	$19,334	$—	$6,487

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,263	8,323	5,632	11,823	19,683

Total expenses	6,263	8,323	5,632	11,823	19,683

Net investment income (loss)	30,830	93,555	13,702	(11,823)	(13,196)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(205,166)	(41,008)	(16,423)	(341,185)	(330,628)

Capital gain distributions	—	117,337	77,519	—	—

Net realized gain (loss)	(205,166)	76,329	61,096	(341,185)	(330,628)

Net change in unrealized appreciation (depreciation) on investments	198,203	(18,817)	38,802	853,445	1,367,347

Net realized and unrealized gain (loss) on investments	(6,963)	57,512	99,898	512,260	1,036,719

Net increase (decrease) in net assets from operations	$23,867	$151,067	$113,600	$500,437	$1,023,523

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-9

continued

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

ASSETS

Investments, at value	$1,721,065	$596,988	$6,836,888	$4,040,918	$1,512,873

Amounts due from TIAA	—	—	2	—	508

Total assets	$1,721,065	$596,988	$6,836,890	$4,040,918	$1,513,381

NET ASSETS—Accumulation fund	$1,721,065	$596,988	$6,836,890	$4,040,918	$1,513,381

Investments, at cost	$1,628,446	$555,575	$6,493,454	$4,492,690	$1,585,242

Shares held in corresponding Funds	98,178	14,190	680,965	453,170	63,780

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	48.82	76.63	33.30	16.18	24.22

Mortality & Expense Charge Band 2	51.54	80.90	34.22	17.08	24.94

Mortality & Expense Charge Band 3	54.42	85.41	35.16	18.02	25.69

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$18,342	$8,810	$104,885	$159,057	$39,705

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	8,965	3,250	34,333	20,841	9,339

Total expenses	8,965	3,250	34,333	20,841	9,339

Net investment income (loss)	9,377	5,560	70,552	138,216	30,366

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(25,478)	37,655	141,954	(81,406)	(8,129)

Capital gain distributions	44,851	—	—	—	—

Net realized gain (loss)	19,373	37,655	141,954	(81,406)	(8,129)

Net change in unrealized appreciation (depreciation) on investments	139,713	15,650	636,340	153,680	44,407

Net realized and unrealized gain (loss) on investments	159,086	53,305	778,294	72,274	36,278

Net increase (decrease) in net assets from operations	$168,463	$58,865	$848,846	$210,490	$66,644

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio— Initial Class Sub-Account

ASSETS

Investments, at value	$2,072,374	$2,660,209	$2,915,618	$118,683	$1,761,926

Total assets	$2,072,374	$2,660,209	$2,915,618	$118,683	$1,761,926

LIABILITIES

Amounts due to TIAA	$70	$438	$—	$—	$—

Total liabilities	$70	$438	$—	$—	$—

NET ASSETS—Accumulation fund	$2,072,304	$2,659,771	$2,915,618	$118,683	$1,761,926

Investments, at cost	$1,814,935	$2,347,872	$2,945,320	$103,700	$1,734,436

Shares held in corresponding Funds	81,525	84,747	135,800	1,969	77,858

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	31.93	50.12	42.25	113.42	50.24

Mortality & Expense Charge Band 2	32.89	51.62	44.59	119.75	53.02

Mortality & Expense Charge Band 3	33.87	53.17	47.05	126.43	55.95

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachsetts Investors Growth Stock Portfolio— Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$62,234	$25,746	$21,519	$—	$4,490

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	11,929	14,905	13,850	690	7,840

Total expenses	11,929	14,905	13,850	690	7,840

Net investment income (loss)	50,305	10,841	7,669	(690)	(3,350)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	93,940	110,798	(86,550)	(18,671)	(11,794)

Capital gain distributions	—	170,897	118,928	8,200	77,683

Net realized gain (loss)	93,940	281,695	32,378	(10,471)	65,889

Net change in unrealized appreciation (depreciation) on investments	132,351	76,895	315,942	44,794	213,554

Net realized and unrealized gain (loss) on investments	226,291	358,590	348,320	34,323	279,443

Net increase (decrease) in net assets from operations	$276,596	$369,431	$355,989	$33,633	$276,093

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-11

continued

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$930,881	$3,056,695	$362,788	$480,199	$834,663

Total assets	$930,881	$3,056,695	$362,788	$480,199	$834,663

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$2	$—

Total liabilities	$—	$—	$—	$2	$—

NET ASSETS—Accumulation fund	$930,881	$3,056,695	$362,788	$480,197	$834,663

Investments, at cost	$1,048,577	$3,165,921	$334,052	$494,695	$1,068,442

Shares held in corresponding Funds	28,865	193,953	10,878	52,196	156,892

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	80.82	40.35	66.97	23.13	21.30

Mortality & Expense Charge Band 2	85.33	42.59	70.68	24.42	21.96

Mortality & Expense Charge Band 3	90.09	44.95	74.61	—	22.64

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$36,577	$30,001	$1,113	$13,561	$160,078

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	5,631	16,754	2,139	3,245	5,810

Total expenses	5,631	16,754	2,139	3,245	5,810

Net investment income (loss)	30,946	13,247	(1,026)	10,316	154,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(12,247)	111,859	4,637	(43,624)	(122,191)

Capital gain distributions	56,597	151,405	5,253	—	—

Net realized gain (loss)	44,350	263,264	9,890	(43,624)	(122,191)

Net change in unrealized appreciation (depreciation) on investments	(107,992)	5,263	66,452	66,068	(117,195)

Net realized and unrealized gain (loss) on investments	(63,642)	268,527	76,342	22,444	(239,386)

Net increase (decrease) in net assets from operations	$(32,696)	$281,774	$75,316	$32,760	$(85,118)

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

ASSETS

Investments, at value	$2,971,832	$406,442	$6,639,048	$8,266,900	$644,635

Amounts due from TIAA	11	—	43	—	—

Total assets	$2,971,843	$406,442	$6,639,091	$8,266,900	$644,635

LIABILITIES

Amounts due to TIAA	$—	$1	$—	$—	$—

Total liabilities	$—	$1	$—	$—	$—

NET ASSETS—Accumulation fund	$2,971,843	$406,441	$6,639,091	$8,266,900	$644,635

Investments, at cost	$3,065,620	$412,120	$7,249,749	$8,441,370	$604,768

Shares held in corresponding Funds	281,690	42,250	573,816	300,505	10,227

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	29.87	17.74	19.28	62.33	94.00

Mortality & Expense Charge Band 2	30.79	18.73	20.34	65.80	99.25

Mortality & Expense Charge Band 3	31.75	19.77	21.47	69.48	104.78

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account—Class 1 Sub-Account	PVC MidCap Account—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$162,702	$8,803	$203,622	$163,305	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	15,992	2,145	37,239	41,517	3,248

Total expenses	15,992	2,145	37,239	41,517	3,248

Net investment income (loss)	146,710	6,658	166,383	121,788	(3,248)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(251,349)	(10,022)	(253,659)	146,174	(7,172)

Capital gain distributions	—	3,848	—	363,059	14,375

Net realized gain (loss)	(251,349)	(6,174)	(253,659)	509,233	7,203

Net change in unrealized appreciation (depreciation) on investments	396,527	18,340	296,282	162,606	130,870

Net realized and unrealized gain (loss) on investments	145,178	12,166	42,623	671,839	138,073

Net increase (decrease) in net assets from operations	$291,888	$18,824	$209,006	$793,627	$134,825

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-13

continued

	PSF PGIM Jennison Blend Portfolio— Class II Sub-Account i	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account^	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$1,838,105	$—	$970,013	$237,397	$561,857

Total assets	$1,838,105	$—	$970,013	$237,397	$561,857

NET ASSETS—Accumulation fund	$1,838,105	$—	$970,013	$237,397	$561,857

Investments, at cost	$1,771,145	$—	$938,434	$167,827	$618,362

Shares held in corresponding Funds	19,519	—	23,975	4,873	61,271

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	54.31	—	56.39	60.78	30.48

Mortality & Expense Charge Band 2	57.34	—	59.53	64.17	32.17

Mortality & Expense Charge Band 3	60.54	—	62.85	67.75	33.95

	PSF PGIM Jennison Blend Portfolio— Class II Sub-Account i	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account ^	PSF Natural Resources Portfolio— Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$—

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	603	8,939	6,491	1,315	3,219

Total expenses	603	8,939	6,491	1,315	3,219

Net investment income (loss)	(603)	(8,939)	(6,491)	(1,315)	(3,219)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,059	354,939	81,669	17,280	(79,053)

Capital gain distributions	—	—	—	—	—

Net realized gain (loss)	1,059	354,939	81,669	17,280	(79,053)

Net change in unrealized appreciation (depreciation) on investments	66,960	20,299	(96,070)	12,891	171,318

Net realized and unrealized gain (loss) on investments	68,019	375,238	(14,401)	30,171	92,265

Net increase (decrease) in net assets from operations	$67,416	$366,299	$(20,892)	$28,856	$89,046

i	For the period December 8, 2023 (commencement of operations) to December 31, 2023.
^	PSF PGIM Jennison Focused Blend Portfolio - Class II merged operations with PSF PGIM Jennison Blend Portfolio- Class II on December 8, 2023.

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$1,245,652	$2,328,524	$2,815,453	$3,564,849	$6,799,327

Total assets	$1,245,652	$2,328,524	$2,815,453	$3,564,849	$6,799,327

LIABILITIES

Amounts due to TIAA	$7,918	$—	$—	$7,342	$—

Total liabilities	$7,918	$—	$—	$7,342	$—

NET ASSETS—Accumulation fund	$1,237,734	$2,328,524	$2,815,453	$3,557,507	$6,799,327

Investments, at cost	$1,152,112	$2,337,219	$2,833,482	$3,808,267	$6,202,293

Shares held in corresponding Funds	129,891	42,100	604,174	429,500	146,600

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	27.70	51.31	26.05	18.17	65.46

Mortality & Expense Charge Band 2	29.23	52.68	26.99	19.19	67.26

Mortality & Expense Charge Band 3	30.85	54.18	27.96	20.26	69.11

Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$9,213	$—	$89,915	$82,087	$59,555

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	6,524	14,896	15,252	19,049	34,276

Total expenses	6,524	14,896	15,252	19,049	34,276

Net investment income (loss)	2,689	(14,896)	74,663	63,038	25,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	94,493	(92,066)	(65,388)	(443,883)	(155,592)

Capital gain distributions	95,679	80,886	—	2,658	286,920

Net realized gain (loss)	190,172	(11,180)	(65,388)	(441,225)	131,328

Net change in unrealized appreciation (depreciation) on investments	46,971	77,470	103,073	748,306	1,254,331

Net realized and unrealized gain (loss) on investments	237,143	66,290	37,685	307,081	1,385,659

Net increase (decrease) in net assets from operations	$239,832	$51,394	$112,348	$370,119	$1,410,938

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-15

continued

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

ASSETS

Investments, at value	$34,268,073	$4,391,880	$15,516,914	$6,808,575	$5,368,754

Amounts due from TIAA	—	—	28	34	7

Total assets	$34,268,073	$4,391,880	$15,516,942	$6,808,609	$5,368,761

LIABILITIES

Amounts due to TIAA	$—	$7,231	$—	$—	$—

Total liabilities	$—	$7,231	$—	$—	$—

NET ASSETS—Accumulation fund	$34,268,073	$4,384,649	$15,516,942	$6,808,609	$5,368,761

Investments, at cost	$30,944,603	$4,341,191	$15,336,219	$7,300,040	$5,648,946

Shares held in corresponding Funds	562,787	595,913	648,429	571,189	304,870

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	63.89	34.20	50.75	36.24	49.37

Mortality & Expense Charge Band 2	65.64	35.14	52.15	37.23	50.73

Mortality & Expense Charge Band 3	67.45	36.10	53.58	38.26	52.12

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$390,566	$195,785	$199,240	$140,311	$18,772

EXPENSES

Administrative expenses	—	—	—	—	—

Mortality and expense risk charges	151,865	23,004	76,560	30,931	25,364

Total expenses	151,865	23,004	76,560	30,931	25,364

Net investment income (loss)	238,701	172,781	122,680	109,380	(6,592)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(113,463)	(55,286)	(728,032)	(118,999)	(440,762)

Capital gain distributions	865,014	—	250,028	264,705	—

Net realized gain (loss)	751,551	(55,286)	(478,004)	145,706	(440,762)

Net change in unrealized appreciation (depreciation) on investments	5,652,079	313,168	2,411,143	428,812	1,267,913

Net realized and unrealized gain (loss) on investments	6,403,630	257,882	1,933,139	574,518	827,151

Net increase (decrease) in net assets from operations	$6,642,331	$430,663	$2,055,819	$683,898	$820,559

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Assets and Liabilities TIAA-CREF Life Separate Account VLI-1 ∎ December 31, 2023	concluded

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account‡	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$17,025,856	$798,943	$1,314,252	$—	$1,064,942	$655,636

Amounts due from TIAA	7	—	—	—	—	—

Total assets	$17,025,863	$798,943	$1,314,252	$—	$1,064,942	$655,636

LIABILITIES

Amounts due to TIAA	$—	$—	$4	$—	$5	$—

Total liabilities	$—	$—	$4	$—	$5	$—

NET ASSETS—Accumulation fund	$17,025,863	$798,943	$1,314,248	$—	$1,064,937	$655,636

Investments, at cost	$17,462,717	$792,268	$1,205,659	$—	$947,329	$723,883

Shares held in corresponding Funds	1,601,680	77,718	64,487	—	79,891	108,910

UNIT VALUE

Flexible Premium Variable Universal Life	$—	$—	$—	$—	$—	$—

Intelligent Life VUL/ Intelligent Life Survivorship VUL

Mortality & Expense Charge Band 1	25.62	46.91	74.57	—	106.00	17.28

Mortality & Expense Charge Band 2	26.33	48.87	78.73	—	111.92	18.17

Mortality & Expense Charge Band 3	27.05	50.92	83.13	—	118.17	19.10
Statements of Operations

TIAA-CREF Life Separate Account VLI-1 ∎ For the period ended December 31, 2023

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio— Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account ‡	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$348,997	$15,181	$4,013	$—	$—	$34,828

EXPENSES

Administrative expenses	—	—	—	—	—	—

Mortality and expense risk charges	84,993	4,277	7,338	915	4,786	3,411

Total expenses	84,993	4,277	7,338	915	4,786	3,411

Net investment income (loss)	264,004	10,904	(3,325)	(915)	(4,786)	31,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(937,969)	(57,045)	(253,466)	(152,561)	(36,948)	(26,711)

Capital gain distributions	—	7,818	—	—	—	—

Net realized gain (loss)	(937,969)	(49,227)	(253,466)	(152,561)	(36,948)	(26,711)

Net change in unrealized appreciation (depreciation) on investments	1,457,955	137,692	447,713	189,797	193,981	52,275

Net realized and unrealized gain (loss) on investments	519,986	88,465	194,247	37,236	157,033	25,564

Net increase (decrease) in net assets from operations	$783,990	$99,369	$190,922	$36,321	$152,247	$56,981

‡	Wanger Select merged operations with Wanger Acorn on April 21, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-17

Statements of Changes in Net Assets

TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$34,638	$62,778	$124,461	$85,752

Net realized gain (loss)	56,468	6,265	(258,680)	(134,545)

Net change in unrealized appreciation (depreciation) on investments	180,145	(677,428)	404,461	(717,345)

Net increase (decrease) in net assets from operations	271,251	(608,385)	270,242	(766,138)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,707	38,249	180,307	304,751

Net contractowner transfers between accounts	(11,695)	(1,035,936)	(223,186)	88,348

Withdrawals and death benefits (b)	(26,086)	19,648	(250,529)	(139,444)

Net increase (decrease) in net assets resulting from contractowner transactions	(9,074)	(978,039)	(293,408)	253,655

Net increase (decrease) in net assets	262,177	(1,586,424)	(23,166)	(512,483)

NET ASSETS

Beginning of period	1,809,876	3,396,300	5,052,777	5,565,260

End of period	$2,072,053	$1,809,876	$5,029,611	$5,052,777

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	50,875	78,247	136,441	129,789

Units purchased	768	1,071	4,893	7,857

Units sold/transferred	(982)	(28,443)	(12,645)	(1,205)

End of period	50,661	50,875	128,689	136,441

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(21,391)	$(48,984)	$61,555	$26,634

Net realized gain (loss)	(572,915)	613,114	2,244,199	1,411,053

Net change in unrealized appreciation (depreciation) on investments	4,908,297	(5,394,336)	614,647	(4,121,900)

Net increase (decrease) in net assets from operations	4,313,991	(4,830,206)	2,920,401	(2,684,213)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	222,299	246,826	223,017	327,234

Net contractowner transfers between accounts	175,148	(310,006)	170,280	(54,700)

Withdrawals and death benefits (b)	(660,779)	(576,583)	(585,684)	(317,609)

Net increase (decrease) in net assets resulting from contractowner transactions	(263,332)	(639,763)	(192,387)	(45,075)

Net increase (decrease) in net assets	4,050,659	(5,469,969)	2,728,014	(2,729,288)

NET ASSETS

Beginning of period	9,356,640	14,826,609	9,106,233	11,835,521

End of period	$13,407,299	$9,356,640	$11,834,247	$9,106,233

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	151,119	159,889	96,729	96,925

Units purchased	3,044	3,741	2,097	3,353

Units sold/transferred	(5,534)	(12,511)	(3,850)	(3,549)

End of period	148,629	151,119	94,976	96,729

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-19

continued

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$209,953	$314,150	$41,415	$28,254

Net realized gain (loss)	366,662	282,686	255,097	449,654

Net change in unrealized appreciation (depreciation) on investments	1,269,463	(3,065,974)	207,252	(834,264)

Net increase (decrease) in net assets from operations	1,846,078	(2,469,138)	503,764	(356,356)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	587,495	535,764	130,154	156,679

Net contractowner transfers between accounts	824,090	(568,637)	(185,661)	299,649

Withdrawals and death benefits (b)	(585,714)	(349,715)	(425,766)	(424,551)

Net increase (decrease) in net assets resulting from contractowner transactions	825,871	(382,588)	(481,273)	31,777

Net increase (decrease) in net assets	2,671,949	(2,851,726)	22,491	(324,579)

NET ASSETS

Beginning of period	11,041,141	13,892,867	4,056,912	4,381,491

End of period	$13,713,090	$11,041,141	$4,079,403	$4,056,912

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	328,024	339,167	43,566	43,376

Units purchased	16,305	16,584	1,406	1,699

Units sold/transferred	6,076	(27,727)	(6,353)	(1,509)

End of period	350,405	328,024	38,619	43,566

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$628,889	$128,883	$95,652	$53,401

Net realized gain (loss)	—	—	(218,711)	958,781

Net change in unrealized appreciation (depreciation) on investments	—	—	614,625	(3,100,406)

Net increase (decrease) in net assets from operations	628,889	128,883	491,566	(2,088,224)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,562,633	3,134,125	137,028	220,961

Net contractowner transfers between accounts	(1,164,028)	2,208,250	(41,799)	(818,368)

Withdrawals and death benefits (b)	(1,124,571)	(2,601,460)	(241,824)	(181,396)

Net increase (decrease) in net assets resulting from contractowner transactions	(725,966)	2,740,915	(146,595)	(778,803)

Net increase (decrease) in net assets	(97,077)	2,869,798	344,971	(2,867,027)

NET ASSETS

Beginning of period	14,690,249	11,820,451	4,445,544	7,312,571

End of period	$14,593,172	$14,690,249	$4,790,515	$4,445,544

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,606,694	11,049,268	53,748	62,259

Units purchased	1,414,257	3,007,502	1,651	2,267

Units sold/transferred	(2,061,443)	(450,076)	(3,644)	(10,778)

End of period	12,959,508	13,606,694	51,755	53,748

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-21

continued

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$8,633	$(2,961)	$22,921	$20,176

Net realized gain (loss)	82,348	746,070	66,370	396,399

Net change in unrealized appreciation (depreciation) on investments	419,369	(1,293,146)	494,448	(1,101,435)

Net increase (decrease) in net assets from operations	510,350	(550,037)	583,739	(684,860)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	115,981	138,464	56,481	72,025

Net contractowner transfers between accounts	249,699	(208,887)	(41,164)	(35,485)

Withdrawals and death benefits (b)	(222,307)	(101,396)	(368,367)	(249,942)

Net increase (decrease) in net assets resulting from contractowner transactions	143,373	(171,819)	(353,050)	(213,402)

Net increase (decrease) in net assets	653,723	(721,856)	230,689	(898,262)

NET ASSETS

Beginning of period	2,896,580	3,618,436	2,901,198	3,799,460

End of period	$3,550,303	$2,896,580	$3,131,887	$2,901,198

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	30,119	31,476	31,611	33,474

Units purchased	1,168	1,446	602	821

Units sold/transferred	(154)	(2,803)	(4,082)	(2,684)

End of period	31,133	30,119	28,131	31,611

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth & Income Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$1,069,218	$823,628	$(709)	$134

Net realized gain (loss)	5,688,089	11,454,333	6,219	47,160

Net change in unrealized appreciation (depreciation) on investments	18,480,242	(35,723,449)	55,781	(157,747)

Net increase (decrease) in net assets from operations	25,237,549	(23,445,488)	61,291	(110,453)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	6,032,415	8,159,615	13,181	105,811

Net contractowner transfers between accounts	(2,099,968)	(799,580)	12,593	10,584

Withdrawals and death benefits (b)	(3,761,048)	(1,773,718)	(33,864)	(227,035)

Net increase (decrease) in net assets resulting from contractowner transactions	171,399	5,586,317	(8,090)	(110,640)

Net increase (decrease) in net assets	25,408,948	(17,859,171)	53,201	(221,093)

NET ASSETS

Beginning of period	100,779,250	118,638,421	314,368	535,461

End of period	$126,188,198	$100,779,250	$367,569	$314,368

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	952,716	899,320	8,259	11,239

Units purchased	52,069	74,720	327	2,478

Units sold/transferred	(55,614)	(21,324)	(474)	(5,458)

End of period	949,171	952,716	8,112	8,259

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-23

continued

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(9,033)	$(4,218)	$(5,567)	$(6,011)

Net realized gain (loss)	(619,843)	(11,880)	(287,172)	(88,035)

Net change in unrealized appreciation (depreciation) on investments	1,272,626	(975,197)	358,578	(325,996)

Net increase (decrease) in net assets from operations	643,750	(991,295)	65,839	(420,042)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	153,197	157,452	58,206	77,879

Net contractowner transfers between accounts	(173,797)	63,579	(54,356)	(4,001)

Withdrawals and death benefits (b)	(103,628)	(62,282)	18,681	(30,982)

Net increase (decrease) in net assets resulting from contractowner transactions	(124,228)	158,749	22,531	42,896

Net increase (decrease) in net assets	519,522	(832,546)	88,370	(377,146)

NET ASSETS

Beginning of period	2,815,918	3,648,464	1,041,201	1,418,347

End of period	$3,335,440	$2,815,918	$1,129,571	$1,041,201

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	116,654	110,038	18,226	17,530

Units purchased	6,007	6,164	1,003	1,268

Units sold/transferred	(11,023)	452	(894)	(572)

End of period	111,638	116,654	18,335	18,226

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$73,949	$106,204	$26,176	$30,949

Net realized gain (loss)	(48,792)	1,358	(195,902)	(24,065)

Net change in unrealized appreciation (depreciation) on investments	(62,615)	(66,140)	552,418	(694,872)

Net increase (decrease) in net assets from operations	(37,458)	41,422	382,692	(687,988)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	20,223	13,342	155,745	218,270

Net contractowner transfers between accounts	(43,537)	50,517	(260,698)	(12,584)

Withdrawals and death benefits (b)	(9,540)	18,129	(157,800)	(98,939)

Net increase (decrease) in net assets resulting from contractowner transactions	(32,854)	81,988	(262,753)	106,747

Net increase (decrease) in net assets	(70,312)	123,410	119,939	(581,241)

NET ASSETS

Beginning of period	391,189	267,779	3,034,854	3,616,095

End of period	$320,877	$391,189	$3,154,793	$3,034,854

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	17,054	13,473	121,862	118,806

Units purchased	963	565	5,757	8,549

Units sold/transferred	(2,407)	3,016	(15,475)	(5,493)

End of period	15,610	17,054	112,144	121,862

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-25

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$16,494	$11,854	$350,435	$237,677

Net realized gain (loss)	344,416	530,247	874,283	1,221,037

Net change in unrealized appreciation (depreciation) on investments	(21,128)	(1,110,098)	2,294,738	(4,090,244)

Net increase (decrease) in net assets from operations	339,782	(567,997)	3,519,456	(2,631,530)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	115,585	98,317	350,776	860,203

Net contractowner transfers between accounts	(156,377)	94,585	(72,183)	354,120

Withdrawals and death benefits (b)	(124,277)	(90,474)	853,954	(2,285)

Net increase (decrease) in net assets resulting from contractowner transactions	(165,069)	102,428	1,132,547	1,212,038

Net increase (decrease) in net assets	174,713	(465,569)	4,652,003	(1,419,492)

NET ASSETS

Beginning of period	3,894,962	4,360,531	17,056,774	18,476,266

End of period	$4,069,675	$3,894,962	$21,708,777	$17,056,774

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,194	40,224	466,012	433,084

Units purchased	1,228	1,040	9,015	22,508

Units sold/transferred	(3,030)	(70)	19,920	10,420

End of period	39,392	41,194	494,947	466,012

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$152,400	$37,803	$169,820	$68,281

Net realized gain (loss)	(44,517)	(149,634)	36,042	500,132

Net change in unrealized appreciation (depreciation) on investments	73,342	(154,310)	799,333	(1,491,414)

Net increase (decrease) in net assets from operations	181,225	(266,141)	1,005,195	(923,001)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	558,328	305,382	495,683	258,374

Net contractowner transfers between accounts	66,645	(11,801)	255,987	167,525

Withdrawals and death benefits (b)	(91,321)	(123,262)	(781,040)	(292,629)

Net increase (decrease) in net assets resulting from contractowner transactions	533,652	170,319	(29,370)	133,270

Net increase (decrease) in net assets	714,877	(95,822)	975,825	(789,731)

NET ASSETS

Beginning of period	3,761,302	3,857,124	7,431,198	8,220,929

End of period	$4,476,179	$3,761,302	$8,407,023	$7,431,198

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	144,116	137,823	194,810	190,118

Units purchased	20,611	11,527	12,093	6,827

Units sold/transferred	(1,176)	(5,234)	(14,950)	(2,135)

End of period	163,551	144,116	191,953	194,810

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-27

continued

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$195,704	$159,301	$871,563	$622,375

Net realized gain (loss)	(351,696)	323,215	948,631	1,902,716

Net change in unrealized appreciation (depreciation) on investments	1,119,282	(1,925,534)	1,347,883	(3,116,430)

Net increase (decrease) in net assets from operations	963,290	(1,443,018)	3,168,077	(591,339)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	332,946	421,267	1,442,607	1,718,648

Net contractowner transfers between accounts	(600,601)	580,354	(324,266)	429,722

Withdrawals and death benefits (b)	(192,757)	(124,247)	(766,486)	(952,721)

Net increase (decrease) in net assets resulting from contractowner transactions	(460,412)	877,374	351,855	1,195,649

Net increase (decrease) in net assets	502,878	(565,644)	3,519,932	604,310

NET ASSETS

Beginning of period	7,474,340	8,039,984	18,270,858	17,666,548

End of period	$7,977,218	$7,474,340	$21,790,790	$18,270,858

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	167,955	147,888	459,934	426,853

Units purchased	7,185	9,491	33,423	44,913

Units sold/transferred	(17,458)	10,576	(26,927)	(11,832)

End of period	157,682	167,955	466,430	459,934

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$190,171	$31,022	$276,422	$270,918

Net realized gain (loss)	(15,980)	(28,825)	820,917	2,353,537

Net change in unrealized appreciation (depreciation) on investments	13,795	(57,435)	460,060	(3,391,651)

Net increase (decrease) in net assets from operations	187,986	(55,238)	1,557,399	(767,196)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	210,166	519,871	700,176	883,350

Net contractowner transfers between accounts	1,483,838	29,398	(276,404)	15,581

Withdrawals and death benefits (b)	159,021	(275,695)	(667,381)	(165,959)

Net increase (decrease) in net assets resulting from contractowner transactions	1,853,025	273,574	(243,609)	732,972

Net increase (decrease) in net assets	2,041,011	218,336	1,313,790	(34,224)

NET ASSETS

Beginning of period	3,607,273	3,388,937	15,448,133	15,482,357

End of period	$5,648,284	$3,607,273	$16,761,923	$15,448,133

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	143,729	132,633	216,910	205,541

Units purchased	8,309	20,887	9,719	12,744

Units sold/transferred	61,976	(9,791)	(13,759)	(1,375)

End of period	214,014	143,729	212,870	216,910

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-29

continued

	DFA VA US Targeted Value Portfolio Sub-Account		DFA VIT Inflation Protected Securities Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$117,806	$78,623	$30,830	$100,176

Net realized gain (loss)	1,117,114	2,704,690	(205,166)	(30,379)

Net change in unrealized appreciation (depreciation) on investments	748,093	(3,258,220)	198,203	(250,315)

Net increase (decrease) in net assets from operations	1,983,013	(474,907)	23,867	(180,518)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	731,878	531,076	33,645	18,575

Net contractowner transfers between accounts	(190,734)	(282,815)	(234,014)	42,796

Withdrawals and death benefits (b)	(272,777)	(93,749)	(75,443)	(37,824)

Net increase (decrease) in net assets resulting from contractowner transactions	268,367	154,512	(275,812)	23,547

Net increase (decrease) in net assets	2,251,380	(320,395)	(251,945)	(156,971)

NET ASSETS

Beginning of period	9,919,451	10,239,846	1,206,526	1,363,497

End of period	$12,170,831	$9,919,451	$954,581	$1,206,526

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	135,684	133,399	44,433	43,633

Units purchased	9,749	7,402	1,233	645

Units sold/transferred	(6,462)	(5,117)	(11,774)	155

End of period	138,971	135,684	33,892	44,433

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Franklin Income VIP Fund—Class 1 Sub-Account		Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$93,555	$45,509	$13,702	$15,280

Net realized gain (loss)	76,329	44,283	61,096	54,815

Net change in unrealized appreciation (depreciation) on investments	(18,817)	(124,309)	38,802	(148,666)

Net increase (decrease) in net assets from operations	151,067	(34,517)	113,600	(78,571)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	17,315	16,113	38,488	28,529

Net contractowner transfers between accounts	48,923	789,385	(80,048)	(5,281)

Withdrawals and death benefits (b)	(31,933)	(16,181)	(57,318)	(26,232)

Net increase (decrease) in net assets resulting from contractowner transactions	34,305	789,317	(98,878)	(2,984)

Net increase (decrease) in net assets	185,372	754,800	14,722	(81,555)

NET ASSETS

Beginning of period	1,791,718	1,036,918	947,177	1,028,732

End of period	$1,977,090	$1,791,718	$961,899	$947,177

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	45,800	25,206	23,416	23,458

Units purchased	456	437	933	703

Units sold/transferred	319	20,157	(3,278)	(745)

End of period	46,575	45,800	21,071	23,416

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-31

continued

	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account		Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(11,823)	$(11,824)	$(13,196)	$(11,780)

Net realized gain (loss)	(341,185)	233,833	(330,628)	84,791

Net change in unrealized appreciation (depreciation) on investments	853,445	(1,259,163)	1,367,347	(1,397,661)

Net increase (decrease) in net assets from operations	500,437	(1,037,154)	1,023,523	(1,324,650)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	81,438	74,117	117,824	281,102

Net contractowner transfers between accounts	150,326	(139,931)	38,568	13,267

Withdrawals and death benefits (b)	(55,290)	(72,542)	(47,783)	(133,911)

Net increase (decrease) in net assets resulting from contractowner transactions	176,474	(138,356)	108,609	160,458

Net increase (decrease) in net assets	676,911	(1,175,510)	1,132,132	(1,164,192)

NET ASSETS

Beginning of period	1,874,659	3,050,169	2,648,206	3,812,398

End of period	$2,551,570	$1,874,659	$3,780,338	$2,648,206

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	27,636	29,607	20,611	19,581

Units purchased	1,117	1,034	769	1,905

Units sold/transferred	953	(3,005)	(235)	(875)

End of period	29,706	27,636	21,145	20,611

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$9,377	$11,444	$5,560	$7,115

Net realized gain (loss)	19,373	176,945	37,655	20,998

Net change in unrealized appreciation (depreciation) on investments	139,713	(277,317)	15,650	(84,142)

Net increase (decrease) in net assets from operations	168,463	(88,928)	58,865	(56,029)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	42,232	42,424	36,066	54,387

Net contractowner transfers between accounts	(77,137)	212,273	(59,799)	527

Withdrawals and death benefits (b)	(83,765)	(41,773)	(24,545)	(20,090)

Net increase (decrease) in net assets resulting from contractowner transactions	(118,670)	212,924	(48,278)	34,824

Net increase (decrease) in net assets	49,793	123,996	10,587	(21,205)

NET ASSETS

Beginning of period	1,671,272	1,547,276	586,401	607,606

End of period	$1,721,065	$1,671,272	$596,988	$586,401

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	35,326	30,788	7,855	7,380

Units purchased	916	936	470	734

Units sold/transferred	(3,485)	3,602	(1,078)	(259)

End of period	32,757	35,326	7,247	7,855

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-33

continued

	John Hancock Emerging Markets Value Trust Sub-Account		LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$70,552	$188,721	$138,216	$103,737.00

Net realized gain (loss)	141,954	302,443	(81,406)	(97,673.00)

Net change in unrealized appreciation (depreciation) on investments	636,340	(1,168,675)	153,680	(560,030.00)

Net increase (decrease) in net assets from operations	848,846	(677,511)	210,490	(553,966)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	465,421	562,416	173,725	206,818

Net contractowner transfers between accounts	68,812	386,911	216,152	121,613

Withdrawals and death benefits (b)	(253,921)	(171,190)	(89,923)	(80,735)

Net increase (decrease) in net assets resulting from contractowner transactions	280,312	778,137	299,954	247,696

Net increase (decrease) in net assets	1,129,158	100,626	510,444	(306,270)

NET ASSETS

Beginning of period	5,707,732	5,607,106	3,530,474	3,836,744

End of period	$6,836,890	$5,707,732	$4,040,918	$3,530,474

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	189,561	163,712	215,360	199,999

Units purchased	14,572	18,354	10,633	12,548

Units sold/transferred	(6,211)	7,495	6,704	2,813

End of period	197,922	189,561	232,697	215,360

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$30,366	$7,876	$50,305	$29,719

Net realized gain (loss)	(8,129)	(19,332)	93,940	57,935

Net change in unrealized appreciation (depreciation) on investments	44,407	(114,472)	132,351	(314,166)

Net increase (decrease) in net assets from operations	66,644	(125,928)	276,596	(226,512)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	33,260	37,148	87,685	88,798

Net contractowner transfers between accounts	55,561	(107,675)	(89,131)	92,236

Withdrawals and death benefits (b)	(72,619)	(45,481)	(125,228)	(46,954)

Net increase (decrease) in net assets resulting from contractowner transactions	16,202	(116,008)	(126,674)	134,080

Net increase (decrease) in net assets	82,846	(241,936)	149,922	(92,432)

NET ASSETS

Beginning of period	1,430,535	1,672,471	1,922,382	2,014,814

End of period	$1,513,381	$1,430,535	$2,072,304	$1,922,382

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	59,901	64,538	67,018	62,233

Units purchased	1,387	1,534	2,896	3,094

Units sold/transferred	(730)	(6,171)	(7,183)	1,691

End of period	60,558	59,901	62,731	67,018

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-35

continued

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$10,841	$4,124	$7,669	$478

Net realized gain (loss)	281,695	292,184	32,378	281,743

Net change in unrealized appreciation (depreciation) on investments	76,895	(567,688)	315,942	(877,376)

Net increase (decrease) in net assets from operations	369,431	(271,380)	355,989	(595,155)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	92,564	97,179	55,442	85,198

Net contractowner transfers between accounts	37,027	(75,460)	102,518	(183,847)

Withdrawals and death benefits (b)	(155,733)	(61,766)	(32,174)	(62,424)

Net increase (decrease) in net assets resulting from contractowner transactions	(26,142)	(40,047)	125,786	(161,073)

Net increase (decrease) in net assets	343,289	(311,427)	481,775	(756,228)

NET ASSETS

Beginning of period	2,316,482	2,627,909	2,433,843	3,190,071

End of period	$2,659,771	$2,316,482	$2,915,618	$2,433,843

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	51,787	52,578	60,597	64,652

Units purchased	2,014	2,154	1,316	2,124

Units sold/transferred	(2,510)	(2,945)	1,779	(6,179)

End of period	51,291	51,787	63,692	60,597

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	MFS Growth Series—Initial Class Sub-Account		MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(690)	$(832)	$(3,350)	$(5,162)

Net realized gain (loss)	(10,471)	12,272	65,889	(5,040)

Net change in unrealized appreciation (depreciation) on investments	44,794	(75,801)	213,554	(301,930)

Net increase (decrease) in net assets from operations	33,633	(64,361)	276,093	(312,132)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,822	5,415	60,492	65,494

Net contractowner transfers between accounts	(56,367)	—	437,497	(597,524)

Withdrawals and death benefits (b)	(2,455)	(2,811)	42,681	(18,692)

Net increase (decrease) in net assets resulting from contractowner transactions	(53,000)	2,604	540,670	(550,722)

Net increase (decrease) in net assets	(19,367)	(61,757)	816,763	(862,854)

NET ASSETS

Beginning of period	138,050	199,807	945,163	1,808,017

End of period	$118,683	$138,050	$1,761,926	$945,163

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,527	1,503	21,963	33,212

Units purchased	56	52	1,302	1,481

Units sold/transferred	(593)	(28)	9,431	(12,730)

End of period	990	1,527	32,696	21,963

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-37

continued

	MFS Utilities Series—Initial Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$30,946	$27,120	$13,247	$680

Net realized gain (loss)	44,350	141,247	263,264	585,070

Net change in unrealized appreciation (depreciation) on investments	(107,992)	(175,929)	5,263	(904,823)

Net increase (decrease) in net assets from operations	(32,696)	(7,562)	281,774	(319,073)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	20,235	22,678	136,874	123,731

Net contractowner transfers between accounts	(195,101)	33,291	(40,081)	(2,109)

Withdrawals and death benefits (b)	(18,597)	(22,626)	(118,630)	(77,986)

Net increase (decrease) in net assets resulting from contractowner transactions	(193,463)	33,343	(21,837)	43,636

Net increase (decrease) in net assets	(226,159)	25,781	259,937	(275,437)

NET ASSETS

Beginning of period	1,157,040	1,131,259	$2,796,758	3,072,195

End of period	$930,881	$1,157,040	$3,056,695	$2,796,758

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	12,964	12,686	71,764	70,541

Units purchased	255	272	3,492	3,194

Units sold/transferred	(2,525)	6	(4,418)	(1,971)

End of period	10,694	12,964	70,838	71,764

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account		PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(1,026)	$(801)	$10,316	$31,265

Net realized gain (loss)	9,890	60,322	(43,624)	40,612

Net change in unrealized appreciation (depreciation) on investments	66,452	(137,044)	66,068	(136,035)

Net increase (decrease) in net assets from operations	75,316	(77,523)	32,760	(64,158)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,567	7,472	27,919	39,269

Net contractowner transfers between accounts	(4,026)	(5,509)	(5,267)	11,620

Withdrawals and death benefits (b)	(8,002)	(19,248)	(11,319)	(118,647)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,461)	(17,285)	11,333	(67,758)

Net increase (decrease) in net assets	70,855	(94,808)	44,093	(131,916)

NET ASSETS

Beginning of period	$291,933	386,741	436,104	568,020

End of period	$362,788	$291,933	$480,197	$436,104

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,248	5,602	19,623	22,176

Units purchased	125	128	1,232	1,715

Units sold/transferred	(265)	(482)	(893)	(4,268)

End of period	5,108	5,248	19,962	19,623

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-39

continued

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$154,268	$200,407	$146,710	$118,649

Net realized gain (loss)	(122,191)	(130,644)	(251,349)	(175,631)

Net change in unrealized appreciation (depreciation) on investments	(117,195)	(129,513)	396,527	(438,573)

Net increase (decrease) in net assets from operations	(85,118)	(59,750)	291,888	(495,555)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,279	36,266	223,924	260,032

Net contractowner transfers between accounts	(97,681)	414,403	(508,046)	422,363

Withdrawals and death benefits (b)	(42,410)	28,439	(158,240)	(134,164)

Net increase (decrease) in net assets resulting from contractowner transactions	(111,812)	479,108	(442,362)	548,231

Net increase (decrease) in net assets	(196,930)	419,358	(150,474)	52,676

NET ASSETS

Beginning of period	1,031,593	612,235	3,122,317	3,069,641

End of period	$834,663	$1,031,593	$2,971,843	$3,122,317

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	42,865	27,605	111,097	91,851

Units purchased	1,242	1,405	7,779	9,272

Units sold/transferred	(6,310)	13,855	(23,137)	9,974

End of period	37,797	42,865	95,739	111,097

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$6,658	$3,347	$166,383	$452,601

Net realized gain (loss)	(6,174)	(38,778)	(253,659)	(110,130)

Net change in unrealized appreciation (depreciation) on investments	18,340	(5,090)	296,282	(1,241,981)

Net increase (decrease) in net assets from operations	18,824	(40,521)	209,006	(899,510)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	21,844	18,286	398,635	483,053

Net contractowner transfers between accounts	35,871	29,373	(218,221)	(140,547)

Withdrawals and death benefits (b)	(18,477)	(8,437)	(301,043)	(302,428)

Net increase (decrease) in net assets resulting from contractowner transactions	39,238	39,222	(120,629)	40,078

Net increase (decrease) in net assets	58,062	(1,299)	88,377	(859,432)

NET ASSETS

Beginning of period	348,379	349,678	6,550,714	7,410,146

End of period	$406,441	$348,379	$6,639,091	$6,550,714

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	19,377	17,192	328,294	324,898

Units purchased	1,220	992	20,005	23,485

Units sold/transferred	737	1,193	(26,660)	(20,089)

End of period	21,334	19,377	321,639	328,294

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-41

continued

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$121,788	$96,503	$(3,248)	$(2,124)

Net realized gain (loss)	509,233	983,401	7,203	67,342

Net change in unrealized appreciation (depreciation) on investments	162,606	(1,956,433)	130,870	(232,860)

Net increase (decrease) in net assets from operations	793,627	(876,529)	134,825	(167,642)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	266,660	259,680	6,571	11,259

Net contractowner transfers between accounts	615,593	(270,064)	(25,232)	179

Withdrawals and death benefits (b)	(231,763)	(212,886)	(15,019)	(22,136)

Net increase (decrease) in net assets resulting from contractowner transactions	650,490	(223,270)	(33,680)	(10,698)

Net increase (decrease) in net assets	1,444,117	(1,099,799)	101,145	(178,340)

NET ASSETS

Beginning of period	6,822,783	7,922,582	543,490	721,830

End of period	$8,266,900	$6,822,783	$644,635	$543,490

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	113,107	116,489	6,763	6,858

Units purchased	4,401	4,381	80	144

Units sold/transferred	5,759	(7,763)	(458)	(239)

End of period	123,267	113,107	6,385	6,763

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	PSF PGIM Jennison Blend Portfolio—Class II Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
	December 31, 2023[i]	December 31, 2023^	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(603)	$(8,939)	$(9,025)

Net realized gain (loss)	1,059	354,939	76,170

Net change in unrealized appreciation (depreciation) on investments	66,960	20,299	(566,191)

Net increase (decrease) in net assets from operations	67,416	366,299	(499,046)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,046	51,451	37,966

Net contractowner transfers between accounts	1,769,138	(1,805,618)	40,475

Withdrawals and death benefits (b)	(1,495)	(31,364)	(38,910)

Net increase (decrease) in net assets resulting from contractowner transactions	1,770,689	(1,785,531)	39,531

Net increase (decrease) in net assets	1,838,105	(1,419,232)	(459,515)

NET ASSETS

Beginning of period	—	1,419,232	1,878,747

End of period	$1,838,105	$—	$1,419,232

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	32,062	31,016

Units purchased	56	1,024	814

Units sold/transferred	31,605	(33,086)	232

End of period	31,661	—	32,062

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(i)	For the period December 8, 2023 (commencement of operations) to December 31, 2023.
^	PSF PGIM Jennison Focused Blend Portfolio—Class II merged operations with PSF PGIM Jennison Focused Blend Portfolio—Class II on December 8, 2023.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-43

continued

	PSF Natural Resources Portfolio—Class II Sub-Account		PSF PGIM Jennison Value Portfolio—Class II Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(6,491)	$(8,513)	$(1,315)	$(1,214)

Net realized gain (loss)	81,669	130,795	17,280	16,498

Net change in unrealized appreciation (depreciation) on investments	(96,070)	33,455	12,891	(22,500)

Net increase (decrease) in net assets from operations	(20,892)	155,737	28,856	(7,216)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	68,970	53,870	5,235	4,075

Net contractowner transfers between accounts	(3,909)	95,478	(46,090)	115,716

Withdrawals and death benefits (b)	(237,180)	(32,216)	(23,041)	(34,449)

Net increase (decrease) in net assets resulting from contractowner transactions	(172,119)	117,132	(63,896)	85,342

Net increase (decrease) in net assets	(193,011)	272,869	(35,040)	78,126

NET ASSETS

Beginning of period	1,163,024	890,155	272,437	194,311

End of period	$970,013	$1,163,024	$237,397	$272,437

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	19,738	18,240	4,764	3,169

Units purchased	1,208	992	92	73

Units sold/transferred	(4,716)	506	(1,203)	1,522

End of period	16,230	19,738	3,653	4,764

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(3,219)	$(3,196)	$2,689	(2,145)

Net realized gain (loss)	(79,053)	169,193	190,172	114,233

Net change in unrealized appreciation (depreciation) on investments	171,318	(315,880)	46,971	(223,320)

Net increase (decrease) in net assets from operations	89,046	(149,883)	239,832	(111,232)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	24,686	49,788	30,965	25,042

Net contractowner transfers between accounts	(53,591)	(123,465)	37,828	(40,547)

Withdrawals and death benefits (b)	(20,148)	(16,060)	(91,052)	(43,866)

Net increase (decrease) in net assets resulting from contractowner transactions	(49,053)	(89,737)	(22,259)	(59,371)

Net increase (decrease) in net assets	39,993	(239,620)	217,573	(170,603)

NET ASSETS

Beginning of period	521,864	761,484	1,020,161	1,190,764

End of period	$561,857	$521,864	$1,237,734	$1,020,161

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	19,055	21,397	43,368	45,574

Units purchased	853	1,717	1,258	1,106

Units sold/transferred	(2,521)	(4,059)	(2,641)	(3,312)

End of period	17,387	19,055	41,985	43,368

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-45

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(14,896)	$(15,698)	$74,663	$34,996

Net realized gain (loss)	(11,180)	33,630	(65,388)	(34,402)

Net change in unrealized appreciation (depreciation) on investments	77,470	(361,214)	103,073	(132,687)

Net increase (decrease) in net assets from operations	51,394	(343,282)	112,348	(132,093)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	145,830	350,370	143,967	144,997

Net contractowner transfers between accounts	(426,860)	(74,120)	20,472	74,643

Withdrawals and death benefits (b)	(194,871)	(38,060)	(51,211)	(62,875)

Net increase (decrease) in net assets resulting from contractowner transactions	(475,901)	238,190	113,228	156,765

Net increase (decrease) in net assets	(424,507)	(105,092)	225,576	24,672

NET ASSETS

Beginning of period	2,753,031	2,858,123	$2,589,877	2,565,205

End of period	$2,328,524	$2,753,031	$2,815,453	$2,589,877

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	53,234	48,062	99,229	93,262

Units purchased	2,864	6,977	5,491	5,582

Units sold/transferred	(12,133)	(1,805)	(1,470)	385

End of period	43,965	53,234	103,250	99,229

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$63,038	$76,611	$25,279	$12,320

Net realized gain (loss)	(441,225)	90,802	131,328	675,816

Net change in unrealized appreciation (depreciation) on investments	748,306	(1,038,518)	1,254,331	(1,544,644)

Net increase (decrease) in net assets from operations	370,119	(871,105)	1,410,938	(856,508)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	165,602	175,503	283,501	511,738

Net contractowner transfers between accounts	106,239	(39,057)	500,471	58,786

Withdrawals and death benefits (b)	(99,626)	(76,053)	(121,866)	(225,053)

Net increase (decrease) in net assets resulting from contractowner transactions	172,215	60,393	662,106	345,471

Net increase (decrease) in net assets	542,334	(810,712)	2,073,044	(511,037)

NET ASSETS

Beginning of period	3,015,173	3,825,885	4,726,283	5,237,320

End of period	$3,557,507	$3,015,173	$6,799,327	$4,726,283

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	174,036	171,123	89,038	82,870

Units purchased	8,963	9,642	4,775	9,389

Units sold/transferred	(845)	(6,729)	6,479	(3,221)

End of period	182,154	174,036	100,292	89,038

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-47

continued

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$238,701	$207,282	$172,781	$160,074

Net realized gain (loss)	751,551	2,941,637	(55,286)	(132,911)

Net change in unrealized appreciation (depreciation) on investments	5,652,079	(8,623,600)	313,168	(413,556)

Net increase (decrease) in net assets from operations	6,642,331	(5,474,681)	430,663	(386,393)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,210,434	1,408,218	288,887	319,803

Net contractowner transfers between accounts	2,124,044	238,872	235,685	(155,329)

Withdrawals and death benefits (b)	3,612	(969,731)	(170,547)	(94,751)

Net increase (decrease) in net assets resulting from contractowner transactions	3,338,090	677,359	354,025	69,723

Net increase (decrease) in net assets	9,980,421	(4,797,322)	784,688	(316,670)

NET ASSETS

Beginning of period	24,287,652	29,084,974	3,599,961	3,916,631

End of period	$34,268,073	$24,287,652	$4,384,649	$3,599,961

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	459,538	446,822	113,185	110,878

Units purchased	20,589	25,215	8,731	10,000

Units sold/transferred	35,508	(12,499)	1,936	(7,693)

End of period	515,635	459,538	123,852	113,185

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$122,680	$66,631	$109,380	$83,138

Net realized gain (loss)	(478,004)	1,904,861	145,706	671,360

Net change in unrealized appreciation (depreciation) on investments	2,411,143	(4,882,564)	428,812	(2,762,913)

Net increase (decrease) in net assets from operations	2,055,819	(2,911,072)	683,898	(2,008,415)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,067,356	1,196,403	308,844	321,017

Net contractowner transfers between accounts	(338,682)	519,593	263,172	(291,710)

Withdrawals and death benefits (b)	(451,786)	(343,082)	(145,510)	5,580

Net increase (decrease) in net assets resulting from contractowner transactions	276,888	1,372,914	426,506	34,887

Net increase (decrease) in net assets	2,332,707	(1,538,158)	1,110,404	(1,973,528)

NET ASSETS

Beginning of period	13,184,235	14,722,393	5,698,205	7,671,733

End of period	$15,516,942	$13,184,235	$6,808,609	$5,698,205

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	288,992	260,417	168,322	165,944

Units purchased	22,164	25,492	9,056	8,610

Units sold/transferred	(16,589)	3,083	3,169	(6,232)

End of period	294,567	288,992	180,547	168,322

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-49

continued

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(6,592)	$(12,976)	$264,004	$201,336

Net realized gain (loss)	(440,762)	1,143,180	(937,969)	(747,830)

Net change in unrealized appreciation (depreciation) on investments	1,267,913	(2,495,460)	1,457,955	(1,567,791)

Net increase (decrease) in net assets from operations	820,559	(1,365,256)	783,990	(2,114,285)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	270,216	338,765	1,627,412	2,170,127

Net contractowner transfers between accounts	154,969	189,540	109,841	(1,929,238)

Withdrawals and death benefits (b)	(101,685)	(102,894)	344,618	(651,691)

Net increase (decrease) in net assets resulting from contractowner transactions	323,500	425,411	2,081,871	(410,802)

Net increase (decrease) in net assets	1,144,059	(939,845)	2,865,861	(2,525,087)

NET ASSETS

Beginning of period	4,224,702	5,164,547	14,160,002	16,685,089

End of period	$5,368,761	$4,224,702	$17,025,863	$14,160,002

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	98,215	89,104	561,039	570,144

Units purchased	5,741	7,413	63,763	83,441

Units sold/transferred	790	1,698	16,186	(92,546)

End of period	104,746	98,215	640,988	561,039

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended

	VY CBRE Global Real Estate Portfolio— Class I Sub-Account		Wanger International Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$10,904	$21,882	$(3,325)	$3,894

Net realized gain (loss)	(49,227)	20,501	(253,466)	133,052

Net change in unrealized appreciation (depreciation) on investments	137,692	(281,358)	447,713	(730,130)

Net increase (decrease) in net assets from operations	99,369	(238,975)	190,922	(593,184)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	30,962	41,405	74,067	72,963

Net contractowner transfers between accounts	(21,767)	10,365	(109,339)	29,392

Withdrawals and death benefits (b)	(25,919)	(22,932)	(47,664)	(32,240)

Net increase (decrease) in net assets resulting from contractowner transactions	(16,724)	28,838	(82,936)	70,115

Net increase (decrease) in net assets	82,645	(210,137)	107,986	(523,069)

NET ASSETS

Beginning of period	716,298	926,435	1,206,262	1,729,331

End of period	$798,943	$716,298	$1,314,248	$1,206,262

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	16,251	15,667	17,673	16,576

Units purchased	687	820	1,013	1,023

Units sold/transferred	(770)	(236)	(2,202)	74

End of period	16,168	16,251	16,484	17,673

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-51

continued

	Wanger Select Sub-Account		Wanger Acorn Sub-Account
	December 31, 2023‡	December 31, 2022	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$(915)	$(2,891)	$(4,786)	$(2,603)

Net realized gain (loss)	(152,561)	(12,396)	(36,948)	(118,817)

Net change in unrealized appreciation (depreciation) on investments	189,797	(226,456)	193,981	(99,332)

Net increase (decrease) in net assets from operations	36,321	(241,743)	152,247	(220,752)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,066	34,343	43,883	16,450

Net contractowner transfers between accounts	(479,107)	7,219	463,571	11,709

Withdrawals and death benefits (b)	(5,375)	(40,586)	(29,115)	(16,009)

Net increase (decrease) in net assets resulting from contractowner transactions	(479,416)	976	478,339	12,150

Net increase (decrease) in net assets	(443,095)	(240,767)	630,586	(208,602)

NET ASSETS

Beginning of period	443,095	683,862	$434,351	642,953

End of period	$—	$443,095	$1,064,937	$434,351

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,327	8,272	4,613	4,496

Units purchased	91	592	434	169

Units sold/transferred	(8,418)	(537)	4,316	(52)

End of period	—	8,327	9,363	4,613

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
‡	Wanger Select merged operations with Wanger Acorn on April 21, 2023.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1	See notes to financial statements

Statements of Changes in Net Assets TIAA-CREF Life Separate Accounts VLI-1 ∎ For the period or year ended	concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2023	December 31, 2022

FROM OPERATIONS

Net investment income (loss)	$31,417	$36,980

Net realized gain (loss)	(26,711)	(15,748)

Net change in unrealized appreciation (depreciation) on investments	52,275	(124,325)

Net increase (decrease) in net assets from operations	56,981	(103,093)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	36,607	22,635

Net contractowner transfers between accounts	2,172	(35,906)

Withdrawals and death benefits (b)	(22,623)	(39,981)

Net increase (decrease) in net assets resulting from contractowner transactions	16,156	(53,252)

Net increase (decrease) in net assets	73,137	(156,345)

NET ASSETS

Beginning of period	$582,499	738,844

End of period	$655,636	$582,499

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	34,664	37,619

Units purchased	2,143	1,328

Units sold/transferred	(1,275)	(4,283)

End of period	35,532	34,664

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-53

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VLI-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on May 23, 2001 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

TIAA-CREF Life, a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of two different variable life insurance policies: the Intelligent Life Flexible Premium Individual Variable Universal Life Insurance Policy (referred to as “Intelligent Life VUL”) and the Intelligent Life Flexible Premium Last Survivor Variable Universal Life Insurance Policy (referred to as “Intelligent Life SVUL”). Premiums received from the policies are allocated to the investment accounts (“Sub-Accounts”) that invest in non-proprietary funds or TIAA-CREF Life Funds (collectively, the “Funds”). TIAA-CREF Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (the, “Adviser”), a wholly owned indirect subsidiary of TIAA. Accumulation Unit Values are calculated daily for each Sub-Account. The Intelligent Life products offer over 60 Sub-Accounts.

Effective April 21, 2023, Wanger Select merged operations with Wanger Acorn: this fund is closed to new investors.

Effective December 8, 2023, the PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account merged operations with PSF PGIM Jennison Blend Portfolio—Class II Sub-Account: this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services— Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VLI-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Cybersecurity Event: During the current fiscal period, a third-party administrative vendor to the Separate Account (the “Third-Party Vendor”) was impacted by a cybersecurity event that prevented the Third-Party Vendor’s ability to process premiums, withdrawals and death benefits and perform other administrative services for its clients, including TIAA, TIAA Separate Account VA-1, TIAA-CREF Life Separate Account VA-1, TIAA-CREF Life Separate Account VLI-1, and TIAA-CREF Life Separate Account VLI-2. Once the Third-Party Vendor resumed operations, transactions for the Account were processed, effective as of the date on which they were received in good order. The cybersecurity event did not have a material impact to the Account’s financial statements for the year ended December 31, 2023.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follow:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2023, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts for services required to administer the Sub-Accounts and the contracts and to cover certain insurance risks borne by TIAA-CREF Life. The administrative expense charge is currently set at an annual rate of 0.20% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Flexible Premium Individual Variable Universal Life Sub-Accounts. TIAA-CREF Life also imposes a daily charge for bearing certain mortality and expense risks within the Intelligent Life Flexible Premium Variable Universal Life Sub-Accounts at an annual rate of 0.95% if the total investment value is less than $100,000; 0.65% if the investment value is $100,000 to $500,000; and 0.35% if the total investment value exceeds $500,000. For Policy Years 21 and greater, the annual rate will be 0.35% regardless of the value.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Flexible Premium Individual Variable Universal Life Expense Charges

TRANSACTION FEES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Premium Expense Charge[1]	Upon receipt of each Premium payment	6.0% of each Premium payment	4.0% of each Premium payment

Surrender Charge	Not applicable	None	None

Transfer Charge[2]	Upon transfer	$25 per transfer	$0

[1]

TIAA-CREF Life reserves the right to reduce or waive the Premium Expense Charge for particular contracts when we anticipate that our administration expenses will be lower. In addition, we reserve the right to waive the Premium Expense Charge for particular contracts when no premium tax is incurred.

[2]

TIAA-CREF Life does not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

The following table describes the fees and expenses that an owner will pay periodically during the time that he or she owns the Policy, not including the fees and expenses of the portfolios.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Unit Charge:[3]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.24–$1.20 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.60 per $1,000 of Face Amount (or increase in Face Amount)[4]

Charge for an Insured with Issue Age of 46 and a Face Amount of $250,000 during the first Policy Year	Monthly	$270 annually	$150 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00–$1.50 per $1,000 of Face Amount (or increase in Face Amount)	Annual rate of $0.96 per $1,000 of Face Amount (or increase in Face Amount)[5]

Charge for Insureds with Issue Ages of 62 and a Face Amount of $1,000,000 during the first Policy Year	Monthly	$1,500 annually	$960 annually

[3]

The maximum guaranteed Policy Unit Charge varies based on the Issue Age, Face Amount, Policy Year, and whether the Policy is a Single Life or Last Survivor policy. The maximum guaranteed Policy Unit Charge shown in the table may not be typical of the charges you will pay. We reserve the right to reduce or waive the Policy Unit Charge for particular contracts when we anticipate that our administration expenses will be lower. For more information regarding the maximum guaranteed Policy Unit Charge, please see “Charges and Deductions—Monthly Charge—Policy Unit Charge.”

[4]	Currently, the Policy Unit Charge is deducted from single life Policies only during the first 15 Policy Years (or 15 years following an increase in Face Amount).
[5]	Currently, the Policy Unit Charge is deducted from last survivor Policies only during the first 20 Policy Years (or 20 years following an increase in Face Amount).

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-55

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Policy Fee:[6]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	$72-$600 annually	$72-$600 annually

Charge for an Insured with Issue Age of 46 and during the first Policy Year	Monthly	$300 annually	$300 annually

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	$72–$996 annually	$72–$996 annually

Charge for Insureds with Issue Ages of 62 during the first Policy Year	Monthly	$996 annually	$996 annually

Cost of Insurance:[7]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$1,000 per $1,000 of net amount at risk	Annual rate of $0.19–$265.42[8] per $1,000 of net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year	Monthly	Annual rate of $3.73 per $1,000 of net amount at risk	Annual rate of $1.72 per $1,000 of net amount at risk

[6]

Policy fees vary based on Issue Age, Policy Year, and whether the policy is a Single Life or Last Survivor policy. We reserve the right to reduce or waive the Policy Fee for particular contracts when we anticipate that our administration expenses will be lower. The policy fees shown in the table may not be typical of the charges you will pay. For more information regarding the policy fees, please see “Charges and Deductions.”

[7]

Cost of insurance charges vary based on the Issue Age, sex (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount and whether the policy is a Single Life or Last Survivor policy. The charge generally increases as the Issue Age increases. The net amount at risk is equal to: the death benefit divided by an interest discount factor on the Monthly Charge Date; minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, Face Amount, planned Premiums, and Riders requested.

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $1,000 per $1,000 of net amount at risk	Annual rate of $0.00 to $265.42[8] per $1,000 of net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year	Monthly	Annual rate of $0.17 per $1,000 of net amount at risk	Annual rate of $0.07 per $1,000 of net amount at risk

Mortality and Expense Risk Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.10%

Administrative Expense Charge	Daily	The sum of the Mortality and Expense Risk and Administrative Expense Charges will not exceed 1.20% annually	Annual rate of 0.20%

Loan Interest Spread	Daily	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter[9]	2.0% annually of Loan Account Value for the first 15 Policy Years, and 0.5% thereafter

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[9]

The guaranteed maximum loan interest spread is the maximum difference between the interest we charge you for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated see “Loans” and “Charges and Deductions—Loan Interest Charge.”

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Optional Charges:[10]

Accelerated Death Benefit Charge	At the time accelerated death benefit is paid	$200.[11] In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.	$0. In addition, the proceeds of the Accelerated Death Benefit are discounted for 1 year of interest.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Automatic Increase Rider:[12]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.24–$1.20 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.68–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.60 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.19–$265.428[8] per $1,000 increase in net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 and an increase in Face Amount of $12,500 during the Second Policy Year	Monthly	Policy Unit Charge: $13.50 annually Cost of Insurance Charge: Annual rate of $4.03 per $1,000 of increase in net amount at risk	Policy Unit Charge: $7.50 annually Cost of Insurance Charge: Annual rate of $1.92 per $1,000 of increase in net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[10]

The charges for these Riders may vary based on the Insured’s Issue Age, sex (in most states), Underwriting Class, Policy Value, Policy Year, Face Amount, death benefit option, net amount at risk, and whether the policy is a Single Life or Last Survivor policy. The charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning your charges is available on request from our Administrative Office.

[11]	This amount may be lower depending on the laws of your state.
[12]	The costs of the Automatic Increase Rider are the incremental Cost of Insurance and Policy Unit Charges associated with the increases. These charges will be at the same rate as the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Policy Unit Charge: Annual rate of $0.00–$1.50 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$1,000 per $1,000 increase in net amount at risk	Policy Unit Charge: Annual rate of $0.96 per $1,000 increase in Face Amount Cost of Insurance Charge: Annual rate of $0.00–$265.42[8] per $1,000 increase in net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 and an increase in Face Amount of $50,000 during the Second Policy Year	Monthly	Policy Unit Charge: $75.00 annually Cost of Insurance Charge: Annual rate of $0.58 per $1,000 increase in net amount at risk	Policy Unit Charge: $48 annually Cost of Insurance Charge: Annual rate of $0.23 per $1,000 increase in net amount at risk

Four-Year Term Benefit Rider:[13]

SINGLE LIFE POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.68–$156.29[8] per $1,000 of increased net amount at risk	Annual rate of $0.20–$74.82[8] per $1,000 of increased net amount at risk

Charge for a Preferred Non-Tobacco Male Insured selecting Death Benefit Option 1 with an Issue Age of 46 during the First Policy Year.	Monthly	Annual rate of $3.73 per $1,000 of increased net amount at risk	Annual rate of $1.72 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[13]

The costs of the Four-Year Term Benefit Rider are the Cost of Insurance Charges arising from the four-year term insurance. These Cost of Insurance charges will be at a rate equal to the greater of the Cost of Insurance rate of the base policy or an annual rate of $0.20 per $1,000 of net amount at risk. The Cost of Insurance Charges for the Four-Year Term Benefit Rider will not exceed the guaranteed maximum rate for the base Policy.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

LAST SURVIVOR POLICY

Minimum and Maximum Charge	Monthly	Annual rate of $0.00 to $93.31[8] per $1,000 of increased net amount at risk	Annual rate of $0.00 to $16.18[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male/Female couple selecting Death Benefit Option 1 with Issue Ages of 62 during the First Policy Year.	Monthly	Annual rate of $0.17 per $1,000 of increased net amount at risk	Annual rate of $0.17 per $1,000 of increased net amount at risk

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-57

continued

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

SINGLE LIFE POLICY

Waiver of Monthly Charges Rider:

Minimum and Maximum Charge	Monthly	3.0%–10.0% of monthly deduction	3.0%–10.0% of monthly deduction

Charge for a male Insured with Issue Age of 46	Monthly	5.5% of monthly deduction	5.5% of monthly deduction

LAST SURVIVOR POLICY

Policy Split Rider		No Charge	No Charge

Guaranteed Minimum Death Rider		No Charge	No Charge

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.

Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge

Single Life Term Rider:

Minimum and Maximum Charge	Monthly	The maximum Policy Unit Charge is the same as on the base Policy ($0.00–$1.50 per $1,000 of Face Amount). The maximum annual Cost of Insurance Charge ranges from $1.25 to $125.71[8] per $1,000 of increased net amount at risk	The current Policy Unit Charge is the same as on the base Policy ($0.96 per $1,000 of Face Amount)[14]. The current annual Cost of Insurance Charge ranges from $0.52 to $87.00[8] per $1,000 of increased net amount at risk

Charge for a Select Non-Tobacco Male Insured with an Issue Age of 62 and a Face Amount of $500,000 during the First Policy Year.	Monthly	The maximum Policy Unit Charge is $750 annually. The maximum Cost of Insurance Charge is an annual rate of $16.26 per $1,000 of increased net amount at risk	The current Policy Unit Charge is $480 annually. The current Cost of Insurance Charge is an annual rate of $9.74 per $1,000 of increased net amount at risk

[8]	Insureds with substandard classifications can have cost of insurance charges as high as $1,000 per $1,000 of net amount at risk.
[14]	Currently, the Policy Unit Charge on the Single Life Term Rider is deducted only during the first 20 Policy Years.

There are other daily, monthly, and annual fees and costs that a contractowner will pay when buying, owning and surrendering the policy. These fees and costs are assessed through redemption of units and include the following:

Intelligent Life Flexible Premium Variable Universal Life Expense Charges

TRANSACTION FEES

The following table describes the fees and expenses that an owner will pay at the time he or she buys the policy, surrenders the policy, or transfers policy value among the allocation options.

		Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Premium Tax Charge	Upon receipt of each Premium payment	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%	Applicable state premium tax rate as a percentage of premium—Depending upon the state of issue, the range is 0.00% to 3.50%

Surrender Charge	Not Applicable	$0	$0

Partial Withdrawal Charge	At the time of each withdrawal	$20	$20

Transfer Charge*	Upon transfer	$25 per transfer	$0

*

We do not assess a transfer charge for the first 12 transfers each Policy Year. We do not currently charge for transfers, but we reserve the right to charge $25 for each transfer in excess of 12 in a Policy Year.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The following table describes the fees and expenses that an owner will pay periodically during the time he or she owns the policy, not including the fees and expenses of the Portfolios.

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Policy Fee:

SINGLE LIFE POLICY	Monthly	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later	$10 for Issue Ages 0–17; $0 for Issue Ages 18 and later

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Cost of Insurance:[1]

SINGLE LIFE POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $0.18 Maximum $1,000 Example[2] $2.67	Minimum $0.18 Maximum $1,000 Example[2] $1.22

LAST SURVIVOR POLICY

Base Policy Cost of Insurance (Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[1]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, Policy Year, Policy Value, death benefit option, Face Amount, and whether the Policy is a single life or last survivor Policy. The charge generally increases as the Issue Age(s) increase. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The cost of insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed cost of insurance charge applicable to Your Policy, and more detailed information concerning your cost of insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insureds’ ages and Underwriting Classes, the death benefit option, Face Amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[2]	Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).
[3]

Charge for a preferred non-tobacco underwriting risk Male/Female couple with Issue Ages of 58 & 55, respectively, and $1.5 million of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk).

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Mortality and Expense Risk Charge	Daily, applied to total value in all Investment Accounts	Annual rate of 0.95% for Policy Years 1–20 and 0.35% for Policy Years 21 and later

Annual rate is4 :

• 0.95% if total value in all Investment Accounts is less than $100,000;

• 0.65% if total value in all Investment Accounts is from $100,000 to $500,000; and

• 0.35% if total value in all Investment Accounts is over $500,000.

Regardless of value, the annual rate will be 0.35% in Policy Years 21 and later.

Loan Interest Charge	Daily, charged against the Outstanding Loan Amount plus accrued interest	Annual rate of 5.00%[5]	Annual rate of 5.00%[5]

Extended Maturity Benefit		No Charge	No Charge

Reinstatement Interest Charge	Upon reinstatement of a lapsed Policy	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.	6%, assessed against and added to unpaid Monthly Charges from the date the Policy lapsed to the date it is reinstated.

Optional Charges:[7]

Accelerated Death Benefit Charge	At the time the accelerated death benefit is paid	$200.[8] In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.	$0. In addition, the proceeds of the accelerated death benefit are discounted for 1 year of interest equal to the yield on a 90-day Treasury bill on the date we approve your application.

Charitable Giving Benefit Rider		No Charge	No Charge

Over loan Protection Endorsement		No Charge[9]	No Charge[9]

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-59

continued

Amount Deducted
Charge	When charge is deducted	Maximum guaranteed charge	Current Charge

Waiver of Monthly Charges Rider:

SINGLE LIFE POLICY	Monthly. (Rate is a percentage of the monthly COI deduction)	Minimum 3.00% Maximum 18.39% Example[3] 7.46%	Minimum 3.00% Maximum 18.39% Example[3] 7.46%

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Level Cost of Insurance (“COI”) Endorsement:

SINGLE LIFE POLICY	Monthly. (Cost of Insurance rate is an annual amount per $1,000 of the Net Amount at Risk.)	Minimum $0.26 Maximum $133.60 Example[10] $2.67	Minimum $0.26 Maximum $59.43 Example[10] $1.16

LAST SURVIVOR POLICY	Not Applicable	Not Applicable	Not Applicable

Policy Split Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY		No Charge	No Charge

Estate Transfer Protection Rider:

SINGLE LIFE POLICY	Not Applicable	Not Applicable	Not Applicable

LAST SURVIVOR POLICY

Cost of Insurance[1]

(Rate is an annual amount per $1,000 of the Net Amount at Risk)	Monthly	Minimum $1.20 ($0.36 in MD) Maximum $1,000 Example[3] $1.20	Minimum $0.20 Maximum $1,000 Example[3] $0.26

[4]	The rate will be reviewed on each Monthly Charge Date. The value in the Fixed Account is not included.
[5]

The guaranteed maximum loan interest spread is therefore 0.65% annually. This is the maximum difference between the interest we charge You for a loan and the interest rate we credit on loan collateral held in the Loan Account. For a complete discussion of how loan interest is calculated, please see “Loans” and “Charges and Deductions—Loan Interest Charge.”

[6]

Your current loan interest spread will vary based upon your Policy Year. The loan interest spread for Policy Years 1–10 is 0.65% annually and the loan interest spread for Policy Years 11 and later is 0.20% annually. Due to the reduced loan interest spread, the tax consequences associated with loans outstanding after Policy Year 10 are unclear and a tax adviser should be consulted about these consequences.

[7]

These charges may vary based on the Issue Age(s) of the Insured(s), gender (in most states), Underwriting Class(es), Policy Value, Policy Year, Face Amount, death benefit option, Net Amount at Risk, and whether the Policy is a single life or last survivor Policy. The charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed charges applicable to Your Policy, and more detailed information concerning Your charges is available upon request from our Administrative Office.

[8]	This amount may be lower depending on the laws of your state.
[9]	There is no specific charge but the Policy Value will be reduced when the Overloan conditions are met.
[10]

Charge for a preferred non-tobacco underwriting risk Male insured with Issue Age of 46 and $750,000 of Face Amount, during the First Policy Year (Rate is per $1,000 of the Net Amount at Risk), under a 10-year option.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. TIAA-CREF Life provides all administrative services for the Sub-Accounts. TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA, performs distribution functions for the contracts pursuant to a Principal Underwriting and Administrative Services Agreement.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2023 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$137,258	$58,248

TIAA-CREF Life Core Bond	1,156,846	1,325,793

TIAA-CREF Life Growth Equity	2,201,074	2,485,797

TIAA-CREF Life Growth & Income	4,069,169	1,968,846

TIAA-CREF Life International Equity	3,899,771	2,818,757

TIAA-CREF Life Large-Cap Value	572,637	955,704

TIAA-CREF Life Money Market	6,184,801	6,214,276

TIAA-CREF Life Real Estate	791,664	828,575

TIAA-CREF Life Small Cap Equity	985,375	757,525

TIAA-CREF Life Social Choice Equity	1,066,201	1,314,895

TIAA-CREF Life Stock Index	27,180,858	24,874,577

Calamos Growth & Income Portfolio	52,170	51,698

ClearBridge Variable Aggressive Growth Portfolio—Class I	1,357,978	1,185,430

ClearBridge Variable Small Cap Growth Portfolio—Class I	769,170	752,206

Credit Suisse Trust-Commodity Return Strategy Portfolio	158,438	117,343

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

Sub-Accounts	Purchases	Sales

Delaware VIP International Series—Standard Class	$967,066	$1,203,643

Delaware VIP Small Cap Value Series—Standard Class	904,386	882,733

DFA VA Equity Allocation Portfolio	9,211,805	7,292,419

DFA VA Global Bond Portfolio	1,258,672	572,620

DFA VA Global Moderate Allocation Portfolio	6,870,172	6,642,584

DFA VA International Small Portfolio	2,183,434	2,448,134

DFA VA International Value Portfolio	7,426,416	6,007,313

DFA VA Short-Term Fixed Portfolio	3,146,908	1,103,719

DFA VA US Large Value Portfolio	4,990,207	4,738,812

DFA VA US Targeted Value Portfolio	3,972,865	2,814,661

DFA VIT Inflation Protected Securities Portfolio	843,340	1,075,973

Franklin Income VIP Fund—Class 1	560,055	314,858

Franklin Mutual Shares VIP Fund—Class 1	647,825	644,306

Franklin Small-Mid Cap Growth VIP Fund—Class 1	581,845	417,194

Janus Henderson Forty Portfolio—Institutional Shares	998,741	903,328

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	519,320	583,762

Janus Henderson Overseas Portfolio—Institutional Shares	124,508	167,226

John Hancock Emerging Markets Value Trust	1,566,213	1,215,351

LVIP Delaware Diversified Income Fund—Standard Class	855,194	417,024

Matson Money Fixed Income VI Portfolio	184,723	138,663

Matson Money International Equity VI Portfolio	260,479	336,778

Matson Money US Equity VI Portfolio	473,551	317,517

MFS Global Equity Series—Initial Class	1,150,179	897,796

MFS Growth Series—Initial Class	13,804	59,294

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	946,572	331,569

MFS Utilities Series—Initial Class	202,842	308,762

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	1,115,388	972,573

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	190,803	191,037

PIMCO VIT All Asset Portfolio—Institutional Class	233,648	211,997

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	293,214	250,758

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	747,905	1,043,568

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	111,300	61,555

PIMCO VIT Real Return Portfolio—Institutional Class	1,547,058	1,501,347

PVC Equity Income Account—Class 1	2,448,542	1,313,205

PVC MidCap Account—Class 1	88,540	111,093

PSF PGIM Jennison Blend Portfolio—Class II	1,803,942	33,854

PSF Natural Resources Portfolio—Class II	1,218,112	1,396,722

PSF PGIM Jennison Focused Blend Portfolio—Class II	243,004	2,037,474

PSF PGIM Jennison Value Portfolio—Class II	5,867	71,078

Royce Capital Fund Micro-Cap Portfolio—Investment Class	74,692	126,964

Royce Capital Fund Small-Cap Portfolio—Investment Class	1,014,534	930,507

T. Rowe Price® Health Sciences Portfolio I	508,276	918,187

T. Rowe Price® Limited-Term Bond Portfolio	1,301,507	1,113,616

Templeton Developing Markets VIP Fund—Class 1	1,332,876	1,087,623

Vanguard VIF Capital Growth Portfolio	2,890,503	1,916,198

Vanguard VIF Equity Index Portfolio	10,944,569	6,502,764

Vanguard VIF High Yield Bond Portfolio	1,499,062	965,025

Vanguard VIF Mid-Cap Index Portfolio	4,886,783	4,237,215

Vanguard VIF Real Estate Index Portfolio	2,202,260	1,401,703

Vanguard VIF Small Company Growth Portfolio	1,187,110	870,209

Vanguard VIF Total Bond Market Index Portfolio	6,579,181	4,233,313

VY CBRE Global Real Estate Portfolio—Class I	545,243	543,245

Wanger International	510,095	596,352

Wanger Select	94,249	581,624

Wanger Acorn	746,544	272,986

Western Asset Variable Global High Yield Bond Portfolio—Class I	184,492	136,919

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-61

continued

Note 5—condensed financial information

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Balanced Sub-Account
2023	51	$34.77 to $35.70	$39.87 to $41.07	$2,072	2.48%	0.65% to 0.95%	14.68% to 15.02%
2022	51	$42.08 to $44.11	$34.77 to $35.70	$1,810	2.60%	0.65% to 0.95%	(17.38)% to (17.13)%
2021	78	$38.69 to $40.32	$42.08 to $44.11	$3,396	1.83%	0.35% to 0.95%	8.75% to 9.40%
2020	75	$34.22 to $35.44	$38.69 to $40.32	$2,999	2.32%	0.35% to 0.95%	13.08% to 13.76%
2019	51	$29.07 to $29.94	$34.22 to $35.44	$1,780	2.31%	0.36% to 0.95%	17.69% to 18.40%

TIAA-CREF Life Core Bond Sub-Account
2023	129	$34.47 to $38.20	$36.29 to $40.45	$5,030	2.88%	0.35% to 0.95%	5.27% to 5.90%
2022	136	$40.10 to $44.17	$34.47 to $38.20	$5,053	2.21%	0.35% to 0.95%	(14.03)% to (13.51)%
2021	130	$40.88 to $44.76	$40.10 to $44.17	$5,565	2.15%	0.35% to 0.95%	(1.92)% to (1.33)%
2020	94	$38.27 to $41.65	$40.88 to $44.76	$4,023	2.97%	0.35% to 0.95%	6.84% to 7.48%
2019	105	$35.29 to $38.18	$38.27 to $41.65	$4,176	2.92%	0.35% to 0.95%	8.44% to 9.09%

TIAA-CREF Life Growth Equity Sub-Account
2023	149	$56.26 to $64.17	$81.60 to $93.68	$13,407	0.27%	0.30% to 0.95%	45.05% to 45.99%
2022	151	$84.67 to $95.95	$56.26 to $64.17	$9,357	0.00%	0.30% to 0.95%	(33.55)% to (33.12)%
2021	160	$73.58 to $82.85	$84.67 to $95.95	$14,827	0.26%	0.30% to 0.95%	15.07% to 15.82%
2020	149	$51.60 to $57.72	$73.58 to $82.85	$11,921	0.34%	0.30% to 0.95%	42.61% to 43.53%
2019	134	$39.85 to $44.28	$51.60 to $57.72	$7,453	0.43%	0.30% to 0.95%	29.49% to 30.34%

TIAA-CREF Life Growth & Income Sub-Account
2023	95	$84.51 to $100.10	$111.28 to $132.66	$11,834	1.07%	0.30% to 0.95%	31.68% to 32.53%
2022	97	$109.72 to $129.11	$84.51 to $100.10	$9,106	0.75%	0.30% to 0.95%	(22.97)% to (22.47)%
2021	97	$88.49 to $103.46	$109.72 to $129.11	$11,836	0.79%	0.30% to 0.95%	23.99% to 24.80%
2020	97	$74.17 to $86.16	$88.49 to $103.46	$9,437	1.31%	0.30% to 0.95%	19.30% to 20.08%
2019	95	$57.56 to $66.42	$74.17 to $86.16	$7,686	1.01%	0.30% to 0.95%	28.87% to 29.71%

TIAA-CREF Life International Equity Sub-Account
2023	350	$30.90 to $37.20	$35.64 to $43.17	$13,713	2.10%	0.30% to 0.95%	15.32% to 16.06%
2022	328	$37.46 to $44.79	$30.90 to $37.20	$11,041	3.21%	0.30% to 0.95%	(17.49)% to (16.95)%
2021	339	$34.11 to $40.53	$37.46 to $44.79	$13,893	1.11%	0.30% to 0.95%	9.80% to 10.51%
2020	308	$29.86 to $35.25	$34.11 to $40.53	$11,410	1.67%	0.30% to 0.95%	14.25% to 14.94%
2019	299	$24.49 to $28.72	$29.86 to $35.25	$9,635	2.10%	0.30% to 0.95%	21.91% to 22.70%

TIAA-CREF Life Large-Cap Value Sub-Account
2023	39	$87.44 to $96.89	$99.01 to $110.37	$4,079	1.64%	0.35% to 0.95%	13.23% to 13.91%
2022	44	$95.02 to $104.66	$87.44 to $96.89	$4,057	1.28%	0.35% to 0.95%	(7.97)% to (7.42)%
2021	43	$75.62 to $82.80	$95.02 to $104.66	$4,381	1.37%	0.35% to 0.95%	25.65% to 26.41%
2020	44	$73.40 to $79.89	$75.62 to $82.80	$3,523	2.04%	0.35% to 0.95%	3.02% to 3.64%
2019	41	$57.59 to $62.31	$73.40 to $79.89	$3,166	1.75%	0.35% to 0.95%	27.45% to 28.21%

TIAA-CREF Life Money Market Sub-Account
2023	12,960	$1.03 to $1.13	$1.07 to $1.19	$14,593	4.89%	0.35% to 0.95%	4.03% to 4.65%
2022	13,607	$1.02 to $1.12	$1.03 to $1.13	$14,690	1.50%	0.35% to 0.95%	0.51% to 1.11%
2021	11,049	$1.03 to $1.13	$1.02 to $1.12	$11,820	0.00%	0.35% to 0.95%	(0.95)% to (0.36)%
2020	10,547	$1.04 to $1.13	$1.03 to $1.13	$11,317	0.48%	0.35% to 0.95%	(0.54)% to 0.06%
2019	14,488	$1.03 to $1.11	$1.04 to $1.13	$15,723	2.05%	0.35% to 0.95%	1.13% to 1.73%

TIAA-CREF Life Real Estate Securities Sub-Account
2023	52	$77.58 to $85.97	$86.08 to $95.96	$4,791	2.72%	0.35% to 0.95%	10.96% to 11.62%
2022	54	$109.73 to $120.87	$77.58 to $85.97	$4,446	1.50%	0.35% to 0.95%	(29.30)% to (28.87)%
2021	62	$79.40 to $86.93	$109.73 to $120.87	$7,313	1.50%	0.35% to 0.95%	38.21% to 39.04%
2020	60	$79.15 to $86.14	$79.40 to $86.93	$5,052	2.38%	0.35% to 0.95%	0.31% to 0.91%
2019	48	$60.84 to $65.82	$79.15 to $86.14	$3,987	2.05%	0.35% to 0.95%	30.09% to 30.88%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

TIAA-CREF Life Small-Cap Equity Sub-Account
2023		31	$90.61 to $100.41	$106.50 to $118.72	$3,550	0.86%	0.35% to 0.95%	17.53% to 18.23%
2022		30	$108.42 to $119.42	$90.61 to $100.41	$2,897	0.49%	0.35% to 0.95%	(16.42)% to (15.92)%
2021		31	$87.73 to $96.06	$108.42 to $119.42	$3,618	0.48%	0.35% to 0.95%	23.58% to 24.32%
2020		30	$78.52 to $85.46	$87.73 to $96.06	$2,761	0.86%	0.35% to 0.95%	11.73% to 12.41%
2019		29	$64.07 to $69.31	$78.52 to $85.46	$2,351	0.57%	0.35% to 0.95%	22.55% to 23.29%

TIAA-CREF Life Social Choice Equity Sub-Account
2023		28	$82.88 to $101.60	$100.50 to $123.99	$3,132	1.36%	0.30% to 0.95%	21.26% to 22.04%
2022		32	$101.83 to $124.01	$82.88 to $101.60	$2,901	1.21%	0.30% to 0.95%	(18.61)% to (18.07)%
2021		33	$81.36 to $98.44	$101.83 to $124.01	$3,799	1.07%	0.30% to 0.95%	25.16% to 25.97%
2020		32	$68.18 to $81.97	$81.36 to $98.44	$2,855	1.64%	0.30% to 0.95%	19.33% to 20.11%
2019		31	$52.39 to $62.57	$68.18 to $81.97	$2,330	1.58%	0.30% to 0.95%	16.11% to 30.99%

TIAA-CREF Life Stock Index Sub-Account
2023		949	$98.16 to $123.98	$122.43 to $155.63	$126,188	1.50%	0.30% to 0.95%	24.72% to 25.53%
2022		953	$122.62 to $153.86	$98.16 to $123.98	$100,779	1.35%	0.30% to 0.95%	(19.95)% to (19.43)%
2021		899	$98.54 to $122.85	$122.62 to $153.86	$118,638	1.26%	0.30% to 0.95%	24.44% to 25.25%
2020		843	$82.38 to $102.03	$98.54 to $122.85	$88,414	1.76%	0.30% to 0.95%	19.62% to 20.40%
2019		747	$63.57 to $78.23	$82.38 to $102.03	$65,004	1.72%	0.30% to 0.95%	29.58% to 30.42%

Calamos Growth & Income Portfolio Sub-Account
2023		8	$36.93 to $38.87	$43.94 to $46.39	$368	0.57%	0.65% to 0.95%	18.99% to 19.34%
2022		8	$46.07 to $48.34	$36.93 to $38.87	$314	0.68%	0.65% to 0.95%	(19.83)% to (19.59)%
2021		11	$38.31 to $40.08	$46.07 to $48.34	$535	0.39%	0.65% to 0.95%	20.25% to 20.61%
2020		8	$31.59 to $32.95	$38.31 to $40.08	$294	0.46%	0.65% to 0.95%	21.27% to 21.64%
2019		13	$25.40 to $27.47	$31.59 to $32.95	$436	1.51%	0.65% to 0.95%	24.37% to 24.75%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2023		112	$22.91 to $25.17	$28.24 to $31.21	$3,335	0.31%	0.35% to 0.95%	23.25% to 23.99%
2022		117	$31.43 to $34.32	$22.91 to $25.17	$2,816	0.46%	0.35% to 0.95%	(27.11)% to (26.67)%
2021		110	$28.77 to $31.23	$31.43 to $34.32	$3,648	0.16%	0.35% to 0.95%	9.26% to 9.91%
2020		114	$24.61 to $26.55	$28.77 to $31.23	$3,439	0.84%	0.35% to 0.95%	16.90% to 17.61%
2019		113	$19.86 to $21.30	$24.61 to $26.55	$2,914	1.02%	0.35% to 0.95%	23.89% to 24.64%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2023		18	$53.58 to $58.99	$57.54 to $63.72	$1,130	0.00%	0.35% to 0.95%	7.38% to 8.03%
2022		18	$76.02 to $83.65	$53.58 to $58.99	$1,041	0.00%	0.35% to 0.95%	(29.52)% to (29.31)%
2021		18	$68.15 to $74.54	$76.02 to $83.65	$1,418	0.00%	0.35% to 0.95%	11.55% to 12.22%
2020		22	$48.03 to $52.21	$68.15 to $74.54	$1,585	0.00%	0.35% to 0.95%	41.91% to 42.76%
2019		13	$38.22 to $41.30	$48.03 to $52.21	$647	0.00%	0.35% to 0.95%	25.67% to 26.43%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2023		16	$22.61 to $23.24	$20.36 to $20.99	$321	21.78%	0.65% to 0.95%	(9.97)% to (9.70)%
2022		17	$19.67 to $20.16	$22.61 to $23.24	$391	17.24%	0.65% to 0.95%	14.94% to 15.28%
2021		13	$15.53 to $15.87	$19.67 to $20.16	$268	1.68%	0.65% to 0.95%	26.69% to 27.07%
2020		6	$15.91 to $16.21	$15.53 to $15.87	$87	5.49%	0.65% to 0.95%	(2.41)% to (2.12)
2019		1	$15.06 to $15.29	$15.91 to $16.21	$17	0.87%	0.65% to 0.95%	5.68% to 6.00%

Delaware VIP International Series—Standard Class Sub-Account
2021		112	$23.44 to $25.95	$26.38 to $29.37	$3,155	1.42%	0.35% to 0.95%	12.51% to 13.18%
2021		122	$28.63 to $31.51	$23.44 to $25.95	$3,035	1.53%	0.35% to 0.95%	(18.11)% to (17.62)%
2021		119	$27.05 to $29.58	$28.63 to $31.51	$3,616	0.92%	0.35% to 0.95%	5.86% to 6.49%
2020	(u)	109	$26.58 to $29.06	$27.05 to $29.58	$3,117	0.00%	0.41% to 1.12%	1.17% to 1.20%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2023		39	$88.14 to $97.57	$95.55 to $106.41	$4,070	0.95%	0.35% to 0.95%	8.41% to 9.06%
2022		41	$101.21 to $111.38	$88.14 to $97.57	$3,895	0.82%	0.35% to 0.95%	(12.92)% to (12.40)%
2021		40	$76.02 to $83.15	$101.21 to $111.38	$4,361	0.81%	0.35% to 0.95%	33.15% to 33.95%
2020		42	$78.23 to $85.06	$76.02 to $83.15	$3,374	1.34%	0.35% to 0.95%	(2.83)% to (2.25)%
2019		41	$61.63 to $66.61	$78.23 to $85.06	$3,411	1.05%	0.35% to 0.95%	26.93% to 27.69%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-63

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VA Equity Allocation Portfolio Sub-Account
2023	495	$35.65 to $36.84	$42.43 to $44.11	$21,709	2.27%	0.35% to 0.95%	19.01% to 19.73%
2022	466	$41.69 to $42.83	$35.65 to $36.84	$17,057	1.86%	0.35% to 0.95%	(14.50)% to (13.98)%
2021	433	$33.84 to $34.56	$41.69 to $42.83	$18,476	2.18%	0.35% to 0.95%	23.20% to 23.94%
2020	434	$30.46 to $30.92	$33.84 to $34.56	$14,918	1.78%	0.35% to 0.95%	11.10% to 11.77%
2019	420	$24.42 to $24.64	$30.46 to $30.92	$12,929	1.90%	0.35% to 0.95%	24.72% to 25.47%

DFA VA Global Bond Portfolio Sub-Account
2023	164	$25.05 to $26.70	$26.07 to $27.95	$4,476	4.24%	0.35% to 0.95%	4.06% to 4.69%
2022	144	$27.00 to $28.61	$25.05 to $26.70	$3,761	1.60%	0.35% to 0.95%	(7.22)% to (6.66)%
2021	138	$27.54 to $29.01	$27.00 to $28.61	$3,857	0.75%	0.35% to 0.95%	(1.98)% to (1.39)%
2020	129	$27.40 to $28.69	$27.54 to $29.01	$3,655	0.03%	0.35% to 0.95%	0.50% to 1.10%
2019	118	$26.55 to $27.64	$27.40 to $28.69	$3,307	2.86%	0.35% to 0.95%	3.20% to 3.82%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2023	192	$36.97 to $39.06	$42.02 to $44.66	$8,407	2.84%	0.35% to 0.95%	13.64% to 14.32%
2022	195	$41.92 to $44.03	$36.97 to $39.06	$7,431	1.53%	0.35% to 0.95%	(11.80)% to (11.27)%
2021	190	$37.06 to $38.68	$41.92 to $44.03	$8,221	1.52%	0.35% to 0.95%	13.12% to 13.80%
2020	181	$33.62 to $34.88	$37.06 to $38.68	$6,880	1.24%	0.35% to 0.95%	10.24% to 10.90%
2019	182	$28.73 to $29.63	$33.62 to $34.88	$6,247	2.46%	0.35% to 0.95%	17.01% to 17.71%

DFA VA International Small Portfolio Sub-Account
2023	158	$42.62 to $45.44	$48.18 to $51.67	$7,977	3.18%	0.35% to 0.95%	13.04% to 13.71%
2022	168	$52.24 to $55.36	$42.62 to $45.44	$7,474	2.83%	0.35% to 0.95%	(18.42)% to (17.93)%
2021	148	$46.04 to $48.49	$52.24 to $55.36	$8,040	2.65%	0.35% to 0.95%	13.48% to 14.16%
2020	151	$42.48 to $44.48	$46.04 to $48.49	$7,179	2.12%	0.35% to 0.95%	8.38% to 9.03%
2019	161	$34.61 to $36.02	$42.48 to $44.48	$7,053	2.93%	0.35% to 0.95%	22.73% to 23.47%

DFA VA International Value Portfolio Sub-Account
2023	466	$38.11 to $40.63	$44.49 to $47.71	$21,791	4.90%	0.35% to 0.95%	16.75% to 17.45%
2022	460	$39.85 to $42.23	$38.11 to $40.63	$18,271	4.15%	0.35% to 0.95%	(4.37)% to (3.79)%
2021	427	$34.06 to $35.88	$39.85 to $42.23	$17,667	4.21%	0.35% to 0.95%	17.00% to 17.70%
2020	401	$35.00 to $36.65	$34.06 to $35.88	$14,088	2.63%	0.35% to 0.95%	(2.69)% to (2.11)%
2019	342	$30.50 to $31.74	$35.00 to $36.65	$12,314	4.34%	0.35% to 0.95%	14.76% to 15.45%

DFA VA Short-Term Fixed Portfolio Sub-Account
2023	214	$24.03 to $25.61	$24.99 to $26.80	$5,648	4.98%	0.35% to 0.95%	3.99% to 4.62%
2022	144	$24.54 to $26.00	$24.03 to $25.61	$3,607	1.43%	0.35% to 0.95%	(2.09)% to (1.50)%
2021	133	$24.82 to $26.15	$24.54 to $26.00	$3,389	0.01%	0.35% to 0.95%	(1.13)% to (0.54)%
2020	164	$24.91 to $26.08	$24.82 to $26.15	$4,233	0.60%	0.35% to 0.95%	(0.35)% to 0.25%
2019	155	$24.53 to $25.53	$24.91 to $26.08	$3,993	2.40%	0.35% to 0.95%	1.55% to 2.16%

DFA VA US Large Value Portfolio Sub-Account
2023	213	$68.14 to $72.64	$74.87 to $80.30	$16,762	2.29%	0.35% to 0.95%	9.88% to 10.54%
2022	217	$72.32 to $76.64	$68.14 to $72.64	$15,448	2.35%	0.35% to 0.95%	(5.78)% to (5.21)%
2021	206	$57.47 to $60.54	$72.32 to $76.64	$15,482	1.73%	0.35% to 0.95%	25.84% to 26.59%
2020	216	$58.83 to $61.60	$57.47 to $60.54	$12,823	2.24%	0.35% to 0.95%	(2.31)% to (1.72)%
2019	220	$47.22 to $49.14	$58.83 to $61.60	$13,314	2.31%	0.35% to 0.95%	24.60% to 25.35%

DFA VA US Targeted Value Portfolio Sub-Account
2023	139	$70.01 to $74.64	$83.24 to $89.28	$12,171	1.65%	0.35% to 0.95%	18.90% to 19.61%
2022	136	$73.79 to $78.19	$70.01 to $74.64	$9,919	1.35%	0.35% to 0.95%	(5.12)% to (4.55)%
2021	133	$53.33 to $56.18	$73.79 to $78.19	$10,240	1.43%	0.35% to 0.95%	38.36% to 39.19%
2020	143	$51.78 to $54.21	$53.33 to $56.18	$7,894	1.90%	0.35% to 0.95%	3.00% to 3.62%
2019	134	$42.65 to $44.39	$51.78 to $54.21	$7,154	1.64%	0.35% to 0.95%	21.40% to 22.13%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

DFA VIT Inflation Protected Securities Portfolio Sub-Account
2023	34	$26.50 to $27.56	$27.30 to $28.57	$955	3.40%	0.35% to 0.95%	3.04% to 3.66%
2022	44	$30.56 to $31.59	$26.50 to $27.56	$1,207	8.30%	0.35% to 0.95%	(13.28)% to (12.76)%
2021	44	$29.22 to $30.02	$30.56 to $31.59	$1,363	4.93%	0.35% to 0.95%	4.58% to 5.21%
2020	33	$26.40 to $26.97	$29.22 to $30.02	$979	1.26%	0.35% to 0.95%	10.66% to 11.33%
2019	26	$24.58 to $24.95	$26.40 to $26.97	$704	1.74%	0.35% to 0.95%	7.43% to 8.08%

Franklin Income VIP Fund—Class 1 Sub-Account
2023	47	$35.89 to $39.77	$38.71 to $43.14	$1,977	5.37%	0.35% to 0.95%	7.85% to 8.49%
2022	46	$38.23 to $42.11	$35.89 to $39.77	$1,792	4.20%	0.35% to 0.95%	(6.13)% to (5.57)%
2021	25	$32.99 to $36.12	$38.23 to $42.11	$1,037	4.70%	0.36% to 0.95%	15.90% to 16.60%
2020	26	$32.98 to $35.90	$32.99 to $36.12	$893	5.17%	0.35% to 0.95%	0.02% to 0.62%
2019	32	$28.60 to $30.94	$32.98 to $35.90	$1,118	5.04%	0.35% to 0.95%	15.32% to 16.01%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2023	21	$38.11 to $42.23	$42.94 to $47.86	$962	2.07%	0.35% to 0.95%	12.66% to 13.33%
2022	23	$41.44 to $45.64	$38.11 to $42.23	$947	2.19%	0.35% to 0.95%	(8.03)% to (7.48)%
2021	23	$35.00 to $38.32	$41.44 to $45.64	$1,029	3.02%	0.35% to 0.95%	18.39% to 19.11%
2020	26	$37.14 to $40.42	$35.00 to $38.32	$951	3.27%	0.35% to 0.95%	(5.75)% to (5.18)%
2019	23	$30.50 to $33.00	$37.14 to $40.42	$877	1.94%	0.65% to 0.95%	21.76% to 22.49%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2023	30	$63.44 to $70.23	$79.89 to $88.97	$2,552	0.00%	0.35% to 0.95%	25.93% to 26.68%
2022	28	$96.34 to $106.01	$63.44 to $70.23	$1,875	0.00%	0.35% to 0.95%	(34.15)% to (33.75)%
2021	30	$88.21 to $96.49	$96.34 to $106.01	$3,050	0.00%	0.35% to 0.95%	9.21% to 9.87%
2020	34	$57.26 to $62.26	$88.21 to $96.49	$3,157	0.00%	0.35% to 0.95%	54.05% to 54.98%
2019	18	$43.86 to $47.40	$57.26 to $62.26	$1,063	0.00%	0.35% to 0.95%	30.56% to 31.34%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2023	21	$120.97 to $134.03	$167.72 to $186.94	$3,780	0.19%	0.35% to 0.95%	38.64% to 39.48%
2022	21	$183.80 to $202.42	$120.97 to $134.03	$2,648	0.19%	0.35% to 0.95%	(34.18)% to (33.78)%
2021	20	$150.98 to $165.28	$183.80 to $202.42	$3,812	0.00%	0.35% to 0.95%	21.74% to 22.47%
2020	21	$109.34 to $118.98	$150.98 to $165.28	$3,279	0.28%	0.35% to 0.95%	38.08% to 38.91%
2019	18	$80.48 to $87.05	$109.34 to $118.98	$2,057	0.16%	0.35% to 0.95%	35.86% to 36.68%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2023	33	$44.24 to $49.02	$48.82 to $54.42	$1,721	1.12%	0.35% to 0.95%	10.35% to 11.01%
2022	35	$47.30 to $52.09	$44.24 to $49.02	$1,671	1.32%	0.35% to 0.95%	(6.45)% to (5.89)%
2021	31	$39.88 to $43.66	$47.30 to $52.09	$1,547	0.46%	0.35% to 0.95%	18.60% to 19.31%
2020	28	$40.63 to $44.22	$39.88 to $43.66	$1,177	1.08%	0.35% to 0.95%	(1.86)% to (1.27)%
2019	40	$31.47 to $34.04	$40.63 to $44.22	$1,700	1.25%	0.35% to 0.95%	29.12% to 29.90%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2023	7	$69.77 to $77.30	$76.63 to $85.41	$597	1.51%	0.35% to 0.95%	9.83% to 10.49%
2022	8	$77.07 to $84.88	$69.77 to $77.30	$586	1.81%	0.35% to 0.95%	(9.47)% to (8.92)%
2021	7	$68.50 to $74.99	$77.07 to $84.88	$608	1.17%	0.35% to 0.95%	12.51% to 13.19%
2020	7	$59.46 to $64.71	$68.50 to $74.99	$480	1.33%	0.35% to 0.95%	15.20% to 15.89%
2019	7	$47.26 to $51.12	$59.46 to $64.71	$446	1.93%	0.35% to 0.95%	25.82% to 26.57%

John Hancock Emerging Markets Value Trust Sub-Account
2023	198	$29.19 to $30.64	$33.30 to $35.16	$6,837	1.70%	0.35% to 0.95%	14.06% to 14.75%
2022	190	$33.35 to $34.79	$29.19 to $30.64	$5,708	4.04%	0.35% to 0.95%	(12.46)% to (11.94)%
2021	164	$30.26 to $31.38	$33.35 to $34.79	$5,607	2.47%	0.35% to 0.95%	10.20% to 10.86%
2020	161	$29.46 to $30.36	$30.26 to $31.38	$4,990	2.63%	0.35% to 0.95%	2.74% to 3.36%
2019	137	$26.82 to $27.48	$29.46 to $30.36	$4,122	3.52%	0.35% to 0.95%	9.84% to 10.50%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-65

continued

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2023		233	$15.38 to $17.03	$16.18 to $18.02	$4,041	4.27%	0.35% to 0.95%	5.23% to 5.87%
2022		215	$18.02 to $19.83	$15.38 to $17.03	$3,530	3.51%	0.35% to 0.95%	(14.67)% to (14.16)%
2021	(v)	200	$0.00	$18.02 to $19.83	$3,837	2.83%	0.35% to 0.95%	0.06% to 0.46%

Matson Money Fixed Income VI Portfolio Sub-Account
2023		61	$23.22 to $24.49	$24.22 to $25.69	$1,513	2.67%	0.35% to 0.95%	4.28% to 4.90%
2022		60	$25.22 to $26.44	$23.22 to $24.49	$1,431	1.14%	0.35% to 0.95%	(7.92)% to (7.37)%
2021		65	$25.81 to $26.89	$25.22 to $26.44	$1,672	0.31%	0.35% to 0.95%	(2.27)% to (1.68)%
2020		57	$25.24 to $26.14	$25.81 to $26.89	$1,513	0.66%	0.35% to 0.95%	2.25% to 2.87%
2019		59	$24.38 to $25.10	$25.24 to $26.14	$1,513	1.99%	0.35% to 0.95%	3.54% to 4.16%

Matson Money International Equity VI Portfolio Sub-Account
2023		63	$27.87 to $29.39	$31.93 to $33.87	$2,072	3.19%	0.35% to 0.95%	14.58% to 15.26%
2022		67	$31.50 to $33.02	$27.87 to $29.39	$1,922	2.20%	0.35% to 0.95%	(11.53)% to (11.00)%
2021		62	$27.82 to $28.99	$31.50 to $33.02	$2,015	3.01%	0.35% to 0.95%	13.23% to 13.91%
2020		62	$27.38 to $28.36	$27.82 to $28.99	$1,775	1.69%	0.35% to 0.95%	1.60% to 2.21%
2019		58	$23.55 to $24.25	$27.38 to $28.36	$1,633	2.73%	0.35% to 0.95%	16.25% to 16.95%

Matson Money U.S. Equity VI Portfolio Sub-Account
2023		51	$43.46 to $45.84	$50.12 to $53.17	$2,660	1.05%	0.35% to 0.95%	15.30% to 16.00%
2022		52	$48.63 to $50.98	$43.46 to $45.84	$2,316	0.79%	0.35% to 0.95%	(10.62)% to (10.08)%
2021		53	$37.40 to $38.97	$48.63 to $50.98	$2,628	0.91%	0.35% to 0.95%	30.02% to 30.80%
2020		58	$35.75 to $37.04	$37.40 to $38.97	$2,227	1.13%	0.35% to 0.95%	4.60% to 5.23%
2019		57	$29.42 to $30.29	$35.75 to $37.04	$2,067	1.03%	0.35% to 0.95%	21.53% to 22.26%

MFS Global Equity Series—Initial Class Sub-Account
2023		64	$37.35 to $41.35	$42.25 to $47.05	$2,916	0.78%	0.35% to 0.95%	13.11% to 13.79%
2022		61	$45.84 to $50.44	$37.35 to $41.35	$2,434	0.52%	0.35% to 0.95%	(18.51)% to (18.02)%
2021		65	$39.48 to $43.18	$45.84 to $50.44	$3,190	0.64%	0.35% to 0.95%	16.10% to 16.80%
2020		66	$35.18 to $38.25	$39.48 to $43.18	$2,807	1.15%	0.35% to 0.95%	12.22% to 12.89%
2019		47	$27.20 to $29.40	$35.18 to $38.25	$1,734	1.13%	0.35% to 0.95%	29.34% to 30.11%

MFS Growth Series—Initial Class Sub-Account
2023		1	$84.27 to $93.38	$113.42 to $126.43	$119	0.00%	0.35% to 0.95%	34.58% to 35.39%
2022		2	$124.44 to $137.07	$84.27 to $93.38	$138	0.00%	0.35% to 0.95%	(32.28)% to (31.87)%
2021		2	$101.70 to $111.35	$124.44 to $137.07	$200	0.00%	0.35% to 0.95%	22.37% to 23.10%
2020		2	$77.86 to $84.74	$101.70 to $111.35	$167	0.00%	0.35% to 0.95%	30.61% to 31.40%
2019		2	$56.90 to $61.56	$77.86 to $84.74	$142	0.00%	0.35% to 0.94%	36.84% to 37.67%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2023		33	$40.90 to $45.28	$50.24 to $55.95	$1,762	0.34%	0.35% to 0.95%	22.84% to 23.57%
2022		22	$51.14 to $56.28	$40.90 to $45.28	$945	0.14%	0.35% to 0.95%	(20.02)% to (19.54)%
2021		33	$40.98 to $44.83	$51.14 to $56.28	$1,808	0.27%	0.36% to 0.95%	24.78% to 25.53%
2020		25	$33.77 to $36.72	$40.98 to $44.83	$1,053	0.41%	0.35% to 0.95%	21.37% to 22.10%
2019		32	$24.36 to $26.33	$33.77 to $36.72	$1,132	0.51%	0.35% to 0.95%	38.63% to 39.46%

MFS Utilities Series- Initial Class Sub-Account
2023		11	$83.35 to $92.36	$80.82 to $90.09	$931	3.58%	0.35% to 0.95%	(3.03)% to (2.45)%
2022		13	$83.51 to $91.99	$83.35 to $92.36	$1,157	2.76%	0.35% to 0.95%	(0.20)% to 0.40%
2021		13	$73.89 to $80.91	$83.51 to $91.99	$1,131	1.89%	0.35% to 0.95%	13.01% to 13.69%
2020		11	$70.44 to $76.66	$73.89 to $80.91	$827	2.52%	0.35% to 0.95%	4.90% to 5.53%
2019		10	$56.86 to $61.51	$70.44 to $76.66	$766	4.01%	0.35% to 0.95%	23.89% to 24.63%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2023		71	$36.69 to $40.64	$40.35 to $44.95	$3,057	1.03%	0.35% to 0.95%	9.96% to 10.61%
2022		72	$41.05 to $45.19	$36.69 to $40.64	$2,797	0.61%	0.35% to 0.95%	(10.61)% to (10.07)%
2021		71	$31.21 to $34.14	$41.05 to $45.19	$3,072	0.60%	0.35% to 0.95%	31.54% to 32.33%
2020		69	$32.35 to $35.19	$31.21 to $34.14	$2,271	1.18%	0.35% to 0.95%	(3.54)% to (2.96)%
2019		75	$27.98 to $30.25	$32.35 to $35.19	$2,550	0.66%	0.35% to 0.95%	15.64% to 16.34%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2023		5	$53.28 to $59.00	$66.97 to $74.61	$363	0.34%	0.35% to 0.95%	25.70% to 26.46%
2022		5	$65.95 to $72.60	$53.28 to $59.00	$292	0.42%	0.35% to 0.95%	(19.22)% to (18.74)%
2021		6	$53.92 to $59.00	$65.95 to $72.60	$387	0.38%	0.35% to 0.95%	22.31% to 23.05%
2020		6	$45.53 to $49.52	$53.92 to $59.00	$312	0.55%	0.35% to 0.95%	18.43% to 19.14%
2019	(w)	7	$41.88 to $45.37	$45.53 to $47.48	$347	0.57%	0.35% to 0.95%	9.89% to 10.33%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2023		20	$21.56 to $22.70	$23.13 to $24.42	$480	3.12%	0.65% to 0.94%	7.26% to 7.58%
2022		20	$24.64 to $25.86	$21.56 to $22.70	$436	7.67%	0.65% to 0.95%	(12.49)% to (12.23)%
2021		22	$21.37 to $22.36	$24.64 to $25.86	$568	10.96%	0.65% to 0.95%	15.31% to 15.66%
2020		26	$19.94 to $20.80	$21.37 to $22.36	$567	5.02%	0.65% to 0.95%	7.15% to 7.47%
2019		30	$17.99 to $19.46	$19.94 to $20.80	$609	2.92%	0.65% to 0.95%	10.86% to 11.19%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2023		38	$23.31 to $24.63	$21.30 to $22.64	$835	16.46%	0.35% to 0.95%	(8.61)% to (8.07)%
2022		43	$21.63 to $22.72	$23.31 to $24.63	$1,032	20.39%	0.35% to 0.95%	7.76% to 8.41%
2021		28	$16.36 to $17.08	$21.63 to $22.72	$612	4.04%	0.35% to 0.95%	32.21% to 33.00%
2020		26	$16.28 to $16.89	$16.36 to $17.08	$442	6.53%	0.35% to 0.95%	0.54% to 1.15%
2019		25	$14.72 to $15.18	$16.28 to $16.89	$405	4.69%	0.35% to 0.95%	10.58% to 11.24%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2023		96	$27.10 to $28.63	$29.87 to $31.75	$2,972	5.84%	0.35% to 0.95%	10.23% to 10.89%
2022		111	$32.41 to $34.03	$27.10 to $28.63	$3,122	4.98%	0.35% to 0.95%	(16.38)% to (15.88)%
2021		92	$33.52 to $35.00	$32.41 to $34.03	$3,070	4.63%	0.35% to 0.95%	(3.34)% to (2.76)%
2020		77	$31.67 to $32.86	$33.52 to $35.00	$2,657	4.73%	0.35% to 0.95%	5.86% to 6.49%
2019		72	$27.81 to $28.69	$31.67 to $32.86	$2,322	4.57%	0.35% to 0.95%	13.86% to 14.55%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2023		21	$16.99 to $18.82	$17.74 to $19.77	$406	2.40%	0.35% to 0.95%	4.42% to 5.05%
2022		19	$19.24 to $21.19	$16.99 to $18.82	$348	1.65%	0.35% to 0.95%	(11.71)% to (11.18)%
2021		17	$20.24 to $22.16	$19.24 to $21.19	$350	4.95%	0.35% to 0.94%	(4.92)% to (4.35)%
2020		23	$18.52 to $20.16	$20.24 to $22.16	$480	2.63%	0.35% to 0.95%	9.24% to 9.90%
2019		25	$17.60 to $19.04	$18.52 to $20.16	$481	2.60%	0.35% to 0.95%	5.28% to 5.91%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2023		322	$18.74 to $20.75	$19.28 to $21.47	$6,639	3.14%	0.35% to 0.95%	2.85% to 3.46%
2022		328	$21.45 to $23.60	$18.74 to $20.75	$6,551	7.13%	0.35% to 0.95%	(12.60)% to (12.08)%
2021		325	$20.48 to $22.40	$21.45 to $23.60	$7,410	5.12%	0.35% to 0.95%	4.74% to 5.37%
2020		277	$18.48 to $20.09	$20.48 to $22.40	$5,976	1.58%	0.35% to 0.95%	10.82% to 11.49%
2019		279	$17.18 to $18.56	$18.48 to $20.09	$5,395	1.82%	0.35% to 0.95%	7.57% to 8.22%

PVC Equity Income Account—Class 1 Sub-Account
2023		123	$56.58 to $62.69	$62.33 to $69.48	$8,267	2.15%	0.35% to 0.95%	10.17% to 10.83%
2022		113	$63.81 to $70.29	$56.58 to $62.69	$6,823	1.92%	0.35% to 0.95%	(11.34)% to (10.81)%
2021		116	$52.61 to $57.59	$63.81 to $70.29	$7,923	1.98%	0.35% to 0.95%	21.31% to 22.04%
2020		113	$49.90 to $54.30	$52.61 to $57.59	$6,312	2.01%	0.35% to 0.95%	5.43% to 6.06%
2019		96	$39.02 to $42.21	$49.90 to $54.30	$5,016	1.89%	0.35% to 0.95%	27.87% to 28.64%

PVC MidCap Account—Class 1 Sub-Account
2023		6	$75.27 to $83.40	$94.00 to $104.78	$645	0.00%	0.35% to 0.95%	24.89% to 25.64%
2022		7	$98.65 to $108.66	$75.27 to $83.40	$543	0.18%	0.35% to 0.95%	(23.70)% to (23.25)%
2021		7	$79.34 to $86.86	$98.65 to $108.66	$722	0.13%	0.35% to 0.95%	24.34% to 25.09%
2020		7	$67.69 to $73.66	$79.34 to $86.86	$600	0.66%	0.35% to 0.95%	17.22% to 17.92%
2019		10	$47.75 to $51.66	$67.69 to $73.66	$712	0.27%	0.35% to 0.95%	41.74% to 42.60%

PSF PGIM Jennison Blend Portfolio—Class II Sub-Account
2023	(x)	32	$52.56 to $58.57	$54.31 to $60.54	$1,838	0.00%	0.37% to 0.99%	3.33% to 3.36%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-67

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

PSF Natural Resources Portfolio—Class II Sub-Account
2023	16	$56.04 to $62.09	$56.39 to $62.85	$970	0.00%	0.35% to 0.95%	0.62% to 1.23%
2022	20	$46.54 to $51.26	$56.04 to $62.09	$1,163	0.00%	0.35% to 0.95%	20.40% to 21.12%
2021	18	$37.58 to $41.14	$46.54 to $51.26	$890	0.00%	0.35% to 0.95%	23.85% to 24.59%
2020	10	$33.93 to $36.92	$37.58 to $41.14	$383	0.00%	0.35% to 0.95%	10.76% to 11.43%
2019	17	$31.07 to $33.61	$33.93 to $36.92	$609	0.00%	0.35% to 0.95%	9.21% to 9.87%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2023	4	$53.48 to $59.25	$60.78 to $67.75	$237	0.00%	0.35% to 0.95%	13.66% to 14.34%
2022	5	$58.84 to $61.75	$53.48 to $59.25	$272	0.00%	0.35% to 0.95%	(9.12)% to 5.85%
2021	3	$46.67 to $48.83	$58.84 to $61.75	$194	0.00%	0.65% to 0.95%	26.08% to 26.46%
2020	3	$45.68 to $47.65	$46.67 to $48.83	$152	0.00%	0.65% to 0.95%	2.17% to 2.48%
2019	3	$36.72 to $38.19	$45.68 to $47.65	$146	0.00%	0.65% to 0.95%	24.39% to 24.77%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2023	17	$25.91 to $28.68	$30.48 to $33.95	$562	0.00%	0.35% to 0.95%	17.66% to 18.37%
2022	19	$33.72 to $37.10	$25.91 to $28.68	$522	0.00%	0.35% to 0.95%	(23.17)% to (22.71)%
2021	21	$26.19 to $28.65	$33.72 to $37.10	$761	0.00%	0.35% to 0.95%	28.75% to 29.53%
2020	14	$21.36 to $23.22	$26.19 to $28.65	$377	0.00%	0.35% to 0.95%	22.62% to 23.36%
2019	9	$18.03 to $19.49	$21.36 to $23.22	$210	0.00%	0.35% to 0.95%	18.42% to 19.13%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2023	42	$22.21 to $24.58	$27.70 to $30.85	$1,238	0.84%	0.35% to 0.95%	24.74% to 25.49%
2022	43	$24.69 to $27.17	$22.21 to $24.58	$1,020	0.39%	0.35% to 0.95%	(10.05)% to (9.51)%
2021	46	$19.35 to $21.16	$24.69 to $27.17	$1,191	1.47%	0.35% to 0.95%	27.60% to 28.37%
2020	46	$21.04 to $22.87	$19.35 to $21.16	$937	1.05%	0.35% to 0.95%	(8.03)% to (7.48)%
2019	46	$17.90 to $19.34	$21.04 to $22.87	$1,005	0.69%	0.35% to 0.95%	17.54% to 18.25%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2023	44	$50.31 to $52.80	$51.31 to $54.18	$2,329	0.00%	0.35% to 0.95%	1.99% to 2.60%
2022	53	$58.03 to $60.54	$50.31 to $52.80	$2,753	0.00%	0.35% to 0.95%	(13.30)% to (12.78)%
2021	48	$51.80 to $53.71	$58.03 to $60.54	$2,858	0.00%	0.35% to 0.95%	12.03% to 12.71%
2020	36	$40.34 to $41.58	$51.80 to $53.71	$1,883	0.00%	0.35% to 0.95%	28.39% to 29.17%
2019	33	$31.59 to $32.36	$40.34 to $41.58	$1,355	0.00%	0.35% to 0.95%	27.73% to 28.49%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2023	103	$25.06 to $26.74	$26.05 to $27.96	$2,815	3.31%	0.35% to 0.95%	3.95% to 4.57%
2022	99	$26.49 to $28.10	$25.06 to $26.74	$2,590	1.96%	0.35% to 0.95%	(5.42)% to (4.85)%
2021	93	$26.71 to $28.17	$26.49 to $28.10	$2,565	1.33%	0.35% to 0.95%	(0.82)% to (0.22)%
2020	86	$25.76 to $26.99	$26.71 to $28.17	$2,370	1.97%	0.35% to 0.95%	3.72% to 4.34%
2019	87	$24.92 to $25.96	$25.76 to $26.99	$2,291	2.39%	0.35% to 0.95%	3.37% to 3.99%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2023	182	$16.27 to $18.03	$18.17 to $20.26	$3,558	2.40%	0.35% to 0.95%	11.71% to 12.38%
2022	174	$20.98 to $23.10	$16.27 to $18.03	$3,015	2.97%	0.35% to 0.95%	(22.44)% to (21.97)%
2021	171	$22.41 to $24.54	$20.98 to $23.10	$3,826	1.10%	0.35% to 0.95%	(6.40)% to (5.84)%
2020	153	$19.27 to $20.98	$22.41 to $24.54	$3,608	4.41%	0.35% to 0.95%	16.28% to 16.98%
2019	144	$15.33 to $16.59	$19.27 to $20.98	$2,881	1.25%	0.35% to 0.95%	25.72% to 26.48%

Vanguard VIF Capital Growth Portfolio Sub-Account
2023	100	$51.63 to $54.19	$65.46 to $69.11	$6,799	1.02%	0.35% to 0.95%	26.78% to 27.54%
2022	89	$61.68 to $64.34	$51.63 to $54.19	$4,726	0.86%	0.35% to 0.95%	(16.28)% to (15.78)%
2021	83	$51.23 to $53.12	$61.68 to $64.34	$5,237	0.87%	0.35% to 0.95%	20.39% to 21.12%
2020	85	$44.03 to $45.38	$51.23 to $53.12	$4,421	1.47%	0.35% to 0.95%	16.36% to 17.06%
2019	86	$35.14 to $36.00	$44.03 to $45.38	$3,834	1.11%	0.35% to 0.95%	25.30% to 26.06%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

Notes to Financial Statements

TIAA-CREF Life Separate Account VLI-1

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Vanguard VIF Equity Index Portfolio Sub-Account
2023	516	$51.14 to $53.67	$63.89 to $67.45	$34,268	1.35%	0.35% to 0.95%	24.93% to 25.68%
2022	460	$63.14 to $65.86	$51.14 to $53.67	$24,288	1.34%	0.35% to 0.95%	(19.00)% to (18.51)%
2021	447	$49.58 to $51.42	$63.14 to $65.86	$29,085	1.19%	0.35% to 0.95%	27.33% to 28.10%
2020	437	$42.35 to $43.65	$49.58 to $51.42	$22,227	1.57%	0.35% to 0.95%	17.08% to 17.79%
2019	363	$32.56 to $33.36	$42.35 to $43.65	$15,690	1.67%	0.35% to 0.95%	30.06% to 30.84%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2023	124	$30.92 to $32.45	$34.20 to $36.10	$4,385	4.88%	0.35% to 0.95%	10.61% to 11.28%
2022	113	$34.43 to $35.92	$30.92 to $32.45	$3,600	5.06%	0.35% to 0.95%	(10.22)% to (9.68)%
2021	111	$33.53 to $34.77	$34.43 to $35.92	$3,917	4.10%	0.35% to 0.95%	2.70% to 3.32%
2020	100	$32.03 to $33.02	$33.53 to $34.77	$3,423	5.73%	0.35% to 0.95%	4.67% to 5.30%
2019	103	$27.96 to $28.64	$32.03 to $33.02	$3,373	5.48%	0.35% to 0.95%	14.58% to 15.27%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2023	295	$44.23 to $46.42	$50.75 to $53.58	$15,517	1.42%	0.35% to 0.95%	14.74% to 15.43%
2022	289	$55.01 to $57.39	$44.23 to $46.42	$13,184	1.07%	0.35% to 0.95%	(19.59)% to (19.10)%
2021	260	$44.66 to $46.31	$55.01 to $57.39	$14,722	1.03%	0.35% to 0.95%	23.18% to 23.92%
2020	243	$38.18 to $39.36	$44.66 to $46.31	$11,099	1.47%	0.35% to 0.95%	16.96% to 17.66%
2019	212	$29.45 to $30.18	$38.18 to $39.36	$8,235	1.30%	0.35% to 0.95%	29.64% to 30.42%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2023	181	$32.75 to $34.37	$36.24 to $38.26	$6,809	2.38%	0.35% to 0.95%	10.65% to 11.31%
2022	168	$44.86 to $46.80	$32.75 to $34.37	$5,698	1.87%	0.35% to 0.95%	(26.99)% to (26.55)%
2021	166	$32.30 to $33.49	$44.86 to $46.80	$7,672	1.92%	0.35% to 0.95%	38.88% to 39.72%
2020	161	$34.27 to $35.33	$32.30 to $33.49	$5,322	2.59%	0.35% to 0.95%	(5.75)% to (5.19)%
2019	142	$26.86 to $27.52	$34.27 to $35.33	$4,971	2.57%	0.35% to 0.95%	27.59% to 28.36%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2023	105	$41.66 to $43.72	$49.37 to $52.12	$5,369	0.40%	0.35% to 0.95%	18.52% to 19.23%
2022	98	$56.34 to $58.77	$41.66 to $43.72	$4,225	0.25%	0.35% to 0.95%	(26.06)% to (25.61)%
2021	89	$49.79 to $51.64	$56.34 to $58.77	$5,165	0.36%	0.35% to 0.95%	13.14% to 13.82%
2020	94	$40.81 to $42.06	$49.79 to $51.64	$4,774	0.65%	0.35% to 0.95%	22.02% to 22.75%
2019	91	$32.16 to $32.95	$40.81 to $42.06	$3,775	0.44%	0.35% to 0.95%	26.90% to 27.66%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2023	641	$24.50 to $25.71	$25.62 to $27.05	$17,026	2.33%	0.35% to 0.95%	4.58% to 5.21%
2022	561	$28.50 to $29.73	$24.50 to $25.71	$14,160	2.00%	0.35% to 0.95%	(14.03)% to (13.52)%
2021	570	$29.27 to $30.36	$28.50 to $29.73	$16,685	1.99%	0.35% to 0.95%	(2.65)% to (2.06)%
2020	510	$27.47 to $28.31	$29.27 to $30.36	$15,241	2.29%	0.35% to 0.95%	6.56% to 7.21%
2019	314	$25.52 to $26.15	$27.47 to $28.31	$8,743	2.16%	0.35% to 0.95%	7.65% to 8.29%

VY CBRE Global Real Estate Portfolio—Class 1 Sub-Account
2023	16	$42.06 to $45.38	$46.91 to $50.92	$799	1.99%	0.35% to 0.95%	11.53% to 12.20%
2022	16	$56.57 to $60.68	$42.06 to $45.38	$716	3.36%	0.35% to 0.95%	(25.66)% to (25.21)%
2021	16	$42.47 to $45.28	$56.57 to $60.68	$926	2.77%	0.35% to 0.95%	33.20% to 34.00%
2020	15	$45.06 to $47.75	$42.47 to $45.28	$664	5.69%	0.35% to 0.95%	(5.73)% to (5.16)%
2019	17	$36.47 to $38.41	$45.06 to $47.75	$803	2.92%	0.35% to 0.95%	23.56% to 24.30%

Wanger International Sub-Account
2023	16	$64.37 to $71.32	$74.57 to $83.13	$1,314	0.32%	0.35% to 0.95%	15.85% to 16.55%
2022	18	$98.22 to $108.19	$64.37 to $71.32	$1,206	0.90%	0.35% to 0.95%	(34.47)% to (34.08)%
2021	17	$83.46 to $91.38	$98.22 to $108.19	$1,729	0.55%	0.35% to 0.95%	17.69% to 18.39%
2020	18	$73.68 to $80.18	$83.46 to $91.38	$1,543	2.00%	0.35% to 0.95%	13.28% to 13.96%
2019	18	$57.22 to $61.90	$73.68 to $80.18	$1,367	0.86%	0.35% to 0.95%	28.76% to 29.54%

TIAA-CREF Life Separate Account VLI-1 ∎ Statement of Additional Information	B-69

concluded

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(d)(e)	Ratio of expenses to average net assets lowest to highest(b)(d)(f)	Total return lowest to highest(a)(g)

Wanger Acorn Sub-Account
2023	9	$87.90 to $97.41	$106.00 to $118.17	$1,065	0.00%	0.35% to 0.95%	20.59% to 21.31%
2022	5	$133.37 to $146.91	$87.90 to $97.41	$434	0.00%	0.35% to 0.95%	(34.09)% to (33.70)%
2021	4	$123.64 to $135.38	$133.37 to $146.91	$643	0.74%	0.35% to 0.95%	7.87% to 8.52%
2020	5	$100.48 to $109.36	$123.64 to $135.38	$660	0.00%	0.36% to 0.95%	23.05% to 23.79%
2019	5	$77.37 to $80.47	$100.48 to $109.36	$481	0.26%	0.36% to 0.95%	13.53% to 30.25%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2023	36	$15.82 to $17.38	$17.28 to $19.10	$656	5.73%	0.35% to 0.94%	9.22% to 9.88%
2022	35	$18.51 to $20.22	$15.82 to $17.38	$582	6.46%	0.35% to 0.95%	(14.54)% to (14.02)%
2021	38	$18.44 to $20.02	$18.51 to $20.22	$739	4.45%	0.35% to 0.95%	0.37% to 0.97%
2020	39	$17.35 to $18.72	$18.44 to $20.02	$767	4.17%	0.35% to 0.95%	6.30% to 6.94%
2019	40	$15.31 to $16.42	$17.35 to $18.72	$728	5.66%	0.35% to 0.95%	13.30% to 13.99%

^	Less than a thousand units.
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying Fund.
(d)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(e)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(f)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(g)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(s)	Sub-Account commenced operations July 24, 2017.
(w)	Sub-Account commenced operations April 30, 2019.
(u)	Sub-Account commenced operations December 11, 2020.
(v)	Sub-Account commenced operations April 30, 2021.
(x)	Sub-Account commenced operations December 8, 2023.

Note 6—Subsequent Events

Effective April 26, 2024, the Delaware VIP International Series-Standard Class merged into the Delaware Ivy VIP International Core Equity Series—Standard Class. This fund is closed to new investors.

Effective May 1, 2024, the following Fund names have changed:

Current Fund	New Fund

TIAA-CREF Life Balanced Fund	Nuveen Life Balanced Fund
TIAA-CREF Life Core Bond Fund	Nuveen Life Core Bond Fund
TIAA-CREF Life Growth Equity Fund	Nuveen Life Growth Equity Fund
TIAA-CREF Life Growth & Income Fund	Nuveen Life Core Equity Fund
TIAA-CREF Life International Equity Fund	Nuveen Life International Equity Fund
TIAA-CREF Life Large-Cap Value Fund	Nuveen Life Large Cap Value Fund
TIAA-CREF Life Money Market Fund	Nuveen Life Money Market Fund
TIAA-CREF Life Real Estate Securities Fund	Nuveen Life Real Estate Securities Select Fund
TIAA-CREF Life Small-Cap Equity Fund	Nuveen Life Small Cap Equity Fund
TIAA-CREF Life Social Choice Equity Fund	Nuveen Life Large Cap Responsible Equity Fund
TIAA-CREF Life Stock Index Fund	Nuveen Life Stock Index Fund
ClearBridge Variable Aggressive Growth Portfolio—Class I	ClearBridge Variable Growth Portfolio—Class I
Delaware Ivy VIP International Core Equity Series—Standard Class	Macquarie VIP International Core Equity Series—Standard Class
Delaware VIP Small Cap Value Series—Standard Class	Macquarie VIP Small Cap Value Series—Standard Class
LVIP Delaware Diversified Income—Standard Class	LVIP Macquarie Diversified Income—Standard Class

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VLI-1

TC Life Insurance Company Financials	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with Teachers Insurance and Annuity Association of America (“TIAA”), its parent, and other subsidiaries of TIAA, which are related parties. Our opinion is not modified with respect to this matter.

As discussed in Note 1 to the financial statements, the Company no longer manufactures life insurance products for new customers and continues to service all existing life insurance contracts. Our opinion is not modified with respect to this matter.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting

B-2	TC Life Insurance Company Financials

from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2024

TC Life Insurance Company Financials	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2023	2022

ADMITTED ASSETS

Bonds	$13,137,142	$13,355,205

Preferred stocks	9,755	9,376

Cash, cash equivalents and short-term investments	263,877	97,648

Contract loans	62,247	48,211

Other invested assets	10,704	4,690

Total cash and invested assets	13,483,725	13,515,130

Investment income due and accrued	103,762	100,958

Federal income tax recoverable from TIAA	8,486	—

Net deferred federal income tax asset	14,540	16,300

Reinsurance amounts receivable	7,524	8,529

Other assets	26,641	25,345

Separate account assets	4,465,616	3,966,298

Total admitted assets	$18,110,294	$17,632,560

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$12,671,770	$12,610,944

Asset valuation reserve	89,743	77,801

Interest maintenance reserve	16,138	46,736

Federal income tax payable to TIAA	—	5,033

Other amounts payable on reinsurance	10,494	7,630

Other liabilities	36,792	32,524

Separate account liabilities	4,453,431	3,954,476

Total liabilities	17,278,368	16,735,144

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	51,926	117,416

Total capital and surplus	831,926	897,416

Total liabilities, capital and surplus	$18,110,294	$17,632,560

B-4	TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2023	2022	2021

REVENUES

Insurance and annuity premiums and other considerations	$217,076	$258,298	$435,313

Net investment income	435,795	404,485	362,614

Commissions and expense allowances on reinsurance ceded	6,249	7,410	9,732

Reserve adjustments on reinsurance ceded	(27,409)	(11,453)	(7,468)

Separate account fees and other revenues	19,578	21,059	22,141

Total revenues	$651,289	$679,799	$822,332

EXPENSES

Policy and contract benefits	$561,980	$394,462	$398,599

Increase (decrease) in policy and contract reserves	(165,330)	3,237	46,123

Insurance expenses and taxes (excluding federal income taxes)	78,483	74,088	71,026

Commissions on premiums	3,153	4,209	5,649

Interest on deposit-type contracts	231,510	98,778	90,088

Net transfers to (from) separate accounts	(132,915)	(77,274)	58,877

Total expenses	$576,881	$497,500	$670,362

Income before federal income tax and net realized capital (losses)	74,408	182,299	151,970

Federal income tax expense	14,064	34,780	29,067

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	476	(842)	(1,093)

Net income	$60,820	$146,677	$121,810

See notes to statutory-basis financial statements	TC Life Insurance Company Financials	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes			1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes	—	—	(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

Net income (loss)	—	—	60,820	60,820

Change in net unrealized capital gains (losses) on investments, net of $80 in taxes	—	—	299	299

Change in asset valuation reserve	—	—	(11,942)	(11,942)

Change in surplus in separate accounts	—	—	345	345

Change in liability for reinsurance in unauthorized companies	—	—	1,362	1,362

Change in net deferred income tax	—	—	(393)	(393)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(1,287)	(1,287)

Deferred premium asset limitation	—	—	3,607	3,607

Other assets	—	—	(201)	(201)

Dividends to stockholders	—	—	(118,100)	(118,100)

Balance, December 31, 2023	$2,500	$777,500	$51,926	$831,926

B-6	TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2023	2022	2021

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$216,975	$263,068	$435,901

Net investment income	424,010	384,536	362,285

Separate account fees and other revenues	25,808	27,061	31,658

Total Receipts	666,793	674,665	829,844

Policy and contract benefits	582,665	403,507	416,205

Commissions and expenses paid	81,484	77,751	76,745

Federal income taxes paid	19,761	40,213	34,054

Net transfers to/(from) separate accounts	(133,946)	(82,172)	57,632

Total Disbursements	549,964	439,299	584,636

Net cash from operations	116,829	235,366	245,208

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	973,560	2,010,817	1,222,345

Net gains on cash, cash equivalents and short-term investments	20	27	4

Miscellaneous proceeds	—	5,968	—

Cost of investments acquired:

Bonds	784,515	2,907,565	1,697,286

Net increase in contract loans	14,036	3,372	1,750

Stocks	—	—	8,400

Miscellaneous applications	6,133	—	7,468

Net cash used in investments	168,896	(894,125)	(492,555)

CASH FROM FINANCING AND OTHER

Net deposits/(withdrawals) on deposit-type contracts funds	(7,113)	677,713	192,558

Dividends to stockholders	(118,100)	(83,900)	(81,600)

Other cash provided (applied)	5,717	(3,306)	19,945

Net cash from financing and other	(119,496)	590,507	130,903

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	166,229	(68,252)	(116,444)

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	97,648	165,900	282,344

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$263,877	$97,648	$165,900

See notes to statutory-basis financial statements	TC Life Insurance Company Financials	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a stock life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a stock life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

The Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2023	2022	2021

Net income (loss), New York SAP			$60,820	$146,677	$121,810

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(631)	19	(377)

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	(31)	10	27

Net income (loss), NAIC SAP			$60,158	$146,706	$121,460

Capital and surplus, New York SAP			$831,926	897,416	$841,657

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	509	589	669

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	5,487	6,118	6,099

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6	37	27

Capital and surplus, NAIC SAP			$837,928	$904,160	$848,452

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2023 and 2022 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, non-interest related other-than-temporary impairment losses shall be recorded through the asset valuation reserve (“AVR”), while interest related other-than-temporary impairment losses may be recorded through the Interest Maintenance Reserve (“IMR”) in certain circumstances;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

TC Life Insurance Company Financials	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine and the conflict in the Middle East have created significant uncertainties in the global financial markets and economies. The duration and extent of these uncertainties and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

B-10	TC Life Insurance Company Financials

continued

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

TC Life Insurance Company Financials	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2023	2022	Change

Net deferred tax assets	$35,344	$34,057	$1,287

Deferred premium assets	26,285	29,892	(3,607)

Sundry receivables	921	720	201

Total	$62,550	$64,669	$(2,119)

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

B-12	TC Life Insurance Company Financials

continued

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2023	2022	2021

Exchange/restructure/transfer of bond investments	$120,845	$152,152	$58,809

Capitalized interest on bonds	$2,625	$2,796	$2,682

Interest credited on deposit-type contracts	$230,650	$97,992	$89,488

Deposits of bond investments on deposit-type contracts	$—	$—	$783,824

Application of new accounting pronouncements:

Recently issued accounting pronouncements:

In August 2023, the NAIC adopted revisions to SSAP 26R, Bonds, SSAP 43R, Loan-Backed and Structured Securities and other SSAPs as part of the principles-based bond definition project. These revisions incorporate principle concepts on what should be reported as a long-term bond, and the accounting and reporting guidance for such bonds. Eligible bonds must qualify as either an issuer credit obligation or an asset backed security. The revisions are effective January 1, 2025. Investments that were reported as a bond within the investment reporting schedules within the Annual Statement as of December 31, 2024, that do not qualify under the principle-based bond concepts shall be reported as a disposal from the bond schedule, with a reacquisition on the appropriate reporting schedule and a corresponding change in accounting treatment as of January 1, 2025. The Company is still evaluating the impact of the adoption of the principles-based bond definition.

In December 2023, the NAIC adopted revisions to the Annual Statement Instructions related to specific allocations to the IMR and AVR. The principal concept of the IMR and AVR is that interest-related losses go to IMR, and non-interest-related losses go to AVR. The current annual statement instructions have permitted unintended allocations that appear to direct an entity to allocate non-interest-related losses to IMR rather than correctly to the AVR. The updated guidance requires an entity to consider downgrades of debt securities within a reasonable period after sale or disposal to determine whether realized losses should go to IMR or AVR. Additionally, the revised guidance has added loans with an established valuation allowance to the criteria for losses reported to AVR. These revisions are effective on January 1, 2024. The Company is still evaluating the impact of this adoption.

In December 2023, the NAIC proposed revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments which explicitly preclude all investments reported as Other Invested Assets within the investment reporting schedules within the Annual Statement and mortgage loans in the scope of SSAP No. 37, Mortgage Loans from being classified as cash equivalents or short-term investments. These amendments are effective on January 1, 2025. The Company is still evaluating the impact of this adoption.

Recently adopted accounting pronouncements:

In March 2023, the NAIC adopted revisions to SSAP No. 34, Investment Income Due and Accrued. The revisions provided additional disclosures for interest income due and PIK interest included in current principal balances. The revisions are effective December 31, 2023 and did not have a material impact to the financial statements.

In March 2023, the NAIC adopted revisions to SSAP No. 100R, Fair Value. The revisions adopt ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions to provide clarity in situations involving equity securities that have restrictions related to the sale of the asset. The adoption does not incorporate the GAAP disclosures on sales restrictions, but clarifies that items restricted as to sale would be captured as restricted assets and subject to admittance considerations. The revisions are effective immediately and did not have a material impact to the Company.

In August 2023, the NAIC adopted Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserves (“INT 23-01”), which provides a temporary option to allow reporting entities with risk-based capital (“RBC”) greater than 300% of authorized control level (after certain adjustments) to admit net negative IMR. This admittance of net negative (disallowed) IMR is limited to 10% of adjusted capital and surplus. INT 23-01 also includes guidance on the accounting for losses from fair value derivatives and negative IMR at separate accounts, and specific reporting and disclosure requirements. INT 23-01 is effective immediately and will remain in effect until December 31, 2025. The Company adopted INT 23-01 and it did not have a material impact to the financial statements.

TC Life Insurance Company Financials	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

In August 2023, the NAIC adopted revisions to clarify how paid-in-kind (“PIK”) interest is calculated for relevant disclosures. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal or par value from the current principal or par value. The guidance is effective for 2023 year-end reporting and did not have a material impact to the financial statements.

In September 2023, the NAIC adopted revisions to SSAP No. 43R, Loan-Backed and Structured Securities, and SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, to clarify the scope and reporting for investment structures that represent residual interests or a residual security tranche (collectively referred to as residuals). The revisions are effective for year-end December 31, 2023 and did not have a material impact to the financial statements.

In September 2023, the NAIC adopted certain accounting practices within Interpretation 2023-03, Inflation Reduction Act (“the Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 23-03”). The Act imposes a CAMT to the excess of 15% of a corporation’s adjusted financial statement income over its corporate alternative minimum foreign tax credit. INT 23-03 provides guidance for CAMT reporting on or after year-end 2023 and includes accounting, the statutory valuation allowance, admissibility, and transition. Pursuant to the guidance in INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT in 2023.

In December 2023, the NAIC proposed revisions to SSAP No. 30R, Unaffiliated Common Stock and SSAP No. 32R, Preferred Stock. These revisions added language to explicitly clarify that investments that are in the form of either common or preferred stock but that are in-substance residual interests or a residual security tranche (that is, meeting the definition of such residuals in SSAP No. 43R, Loan-Backed and Structured Securities or SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies) must be reported as Other Invested Assets and included as residuals within the investment reporting schedules within the Annual Statement. These revisions are effective December 31, 2023 and did not have a material impact on the financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2023
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$109,902	$76	$(11,569)	$98,409

All other governments	89,759	283	(2,211)	87,831

States, territories & possessions	74,833	383	(1,479)	73,737

Political subdivisions of states, territories, & possessions	109,479	201	(10,238)	99,442

Special revenue & special assessment, non-guaranteed agencies & government	1,122,560	1,520	(134,553)	989,527

Industrial & miscellaneous	11,630,609	43,910	(1,149,680)	10,524,839

Hybrids	—	—	—	—

Total	$13,137,142	$46,373	$(1,309,730)	$11,873,785

	2022
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$161,329	$21	$(15,527)	$145,823

All other governments	66,644	—	(3,262)	63,382

States, territories & possessions	48,408	98	(2,933)	45,573

Political subdivisions of states, territories, & possessions	81,936	56	(13,077)	68,915

Special revenue & special assessment, non-guaranteed agencies & government	1,169,852	223	(182,059)	988,016

Industrial & miscellaneous	11,822,035	15,993	(1,530,589)	10,307,439

Hybrids	5,000	—	(88)	4,912

Total	$13,355,204	$16,391	$(1,747,535)	$11,624,060

B-14	TC Life Insurance Company Financials

continued

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2023

All other bonds	$216,957	$(6,820)	$210,137	$10,133,840	$(1,122,655)	$9,011,185

Loaned-backed and structured bonds	21,676	(471)	21,205	1,412,665	(179,784)	1,232,881

Total	$238,633	$(7,291)	$231,342	$11,546,505	$(1,302,439)	$10,244,066

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

All other bonds	$8,250,652	$(938,074)	$7,312,578	$3,114,164	$(598,227)	$2,515,937

Loaned-backed and structured bonds	936,198	(89,278)	846,920	662,224	(121,958)	540,266

Total	$9,186,850	$(1,027,352)	$8,159,498	$3,776,388	$(720,185)	$3,056,203

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds seen in the less than twelve months amount as of December 31, 2022. During 2023, interest rates stabilized which resulted in bonds continuing to be in unrealized loss positions. As a result, the majority of the bonds with unrealized losses in the less than twelve months amount as of December 31, 2022 migrated to the twelve months or more amount as of December 31, 2023. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

TC Life Insurance Company Financials	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2023		December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$249,044	$246,233	$359,227	$356,127

Due after one year through five years	3,221,609	3,071,351	2,841,696	2,657,983

Due after five years through ten years	4,479,762	4,025,555	4,732,489	4,038,504

Due after ten years	3,607,444	3,129,452	3,793,724	3,154,122

Subtotal	11,557,859	10,472,591	11,727,136	10,206,736

Residential mortgage-backed securities	491,665	439,790	519,888	459,229

Commercial mortgage-backed securities	746,466	641,442	687,433	570,939

Asset-backed securities	341,152	319,963	420,748	387,156

Subtotal	1,579,283	1,401,195	1,628,069	1,417,324

Total	$13,137,142	$11,873,786	$13,355,205	$11,624,060

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2023		2022

NAIC 1 and 2	$13,069,532	99.5%	$13,312,393	99.7%

NAIC 3 through 6	67,610	0.5	42,812	0.3

Total	$13,137,142	100.0%	$13,355,205	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2023	2022

Finance and financial services	24.4%	26.4%

Manufacturing	15.3	16.7

Public Utilities	11.2	12.3

Services	8.3	5.1

Revenue and special obligations	7.7	7.2

Commercial mortgage-backed securities	5.7	5.1

Real estate investment trusts	5.3	5.3

Oil and gas	4.8	3.6

Residential mortgage-backed securities	3.7	3.9

Communications	3.2	3.4

Retail & Wholesale Trade	3.2	3.0

Transportation	2.7	3.3

Asset-backed securities	2.6	3.2

Other governments	0.7	0.3

Mining	0.6	0.4

U.S. governments	0.3	0.4

Other	0.3	0.4

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

B-16	TC Life Insurance Company Financials

continued

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Bonds	$439,192	$406,788	$368,507

Stocks	357	357	180

Other invested assets	335	336	338

Cash, cash equivalents and short-term investments	2,578	606	26

Contract loans	2,567	2,115	2,017

Total gross investment income	445,029	410,202	371,068

Investment expenses	(12,172)	(11,984)	(13,297)

Net investment income before amortization/(accretion) of IMR	432,857	398,218	357,771

Amortization/(accretion) of IMR	2,938	6,267	4,843

Net investment income	$435,795	$404,485	$362,614

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

Interest Income Due and Accrued	2023	2022

Gross	$103,762	$100,958

Nonadmitted	$—	$—

Total Admitted	$103,762	$100,958

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Bonds	$(35,025)	$17,455	$14,835

Cash, cash equivalent and short-term investments	20	27	4

Total before capital gain (loss) tax and transfers to IMR, net of taxes	(35,005)	17,482	14,839

Transfers to IMR, net of taxes	27,660	(13,848)	(11,658)

Capital gain/loss tax benefit (expense)	7,821	(4,476)	(4,274)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$476	$(842)	$(1,093)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2023	2022	2021

Other-than-temporary impairments:

Bonds	$2,954	$2,713	$1,048

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2023	2022	2021

Proceeds from sales	$353,109	$1,479,024	$272,978

Gross gains on sales	$645	$27,902	$9,640

Gross losses on sales	$26,235	$4,130	$596

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

TC Life Insurance Company Financials	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

B-18	TC Life Insurance Company Financials

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2023 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,873,785	$13,137,142	$—	$11,869,309	$4,476

Preferred stock	7,746	9,755	1,355	6,391	—

Other invested assets	4,741	4,596	—	4,741	—

Separate account assets	4,465,616	4,465,616	4,443,608	22,008	—

Contract loans	62,247	62,247	—	—	62,247

Cash, cash equivalent & short term investments	263,878	263,877	—	263,878	—

Total	$16,678,013	$17,943,233	$4,444,963	$12,166,327	$66,723

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$9,024,907	$9,024,907	$—	$—	$9,024,907

Separate account liabilities	4,453,431	4,453,431	—	—	4,453,431

Total	$13,478,338	$13,478,338	$—	$—	$13,478,338

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2022 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,624,060	$13,355,205	$—	$11,618,711	$5,349

Preferred stock	6,990	9,376	976	6,014	—

Other invested assets	4,821	4,621	—	4,821	—

Separate account assets	3,966,298	3,966,298	3,950,875	15,423	—

Contract loans	48,211	48,211	—	—	48,211

Cash, cash equivalent & short term investments	97,666	97,648	1,679	95,987	—

Total	$15,748,046	$17,481,359	$3,953,530	$11,740,956	$53,560

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,801,780	$8,801,780	$—	$—	$8,801,780

Separate account liabilities	3,954,476	3,954,476	—	—	3,954,476

Total	$12,756,256	$12,756,256	$—	$—	$12,756,256

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2023 and 2022. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When

TC Life Insurance Company Financials	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2023
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred stock	$1,355	$—	$—	$1,355

Separate account assets	4,443,608	22,008	—	4,465,616

Total assets at fair value	$4,444,963	$22,008	$—	$4,466,971

Total liabilities at fair value	$—	$—	$—	$—

	2022
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$976	$—	$—	$976

Separate account assets	3,950,875	15,423	—	3,966,298

Total assets at fair value	$3,951,851	$15,423	$—	$3,967,274

Total liabilities at fair value	$—	$—	$—	$—

B-20	TC Life Insurance Company Financials

continued

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2023 and 2022, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2023
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$3,300	$—	$—	$—	$3,300	$7,897	$(4,597)	$—	$3,300	0.018%	0.018%

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,897	$—	$—	$—	$7,897	$7,972	$(75)	$—	$7,897	0.045%	0.045%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$21,083	$49,620	$19,514	$50,420

Total	$21,083	$49,620	$19,514	$50,420

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

TC Life Insurance Company Financials	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s “Separate account” assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2023		2022
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$480,535	$—	$398,868	$—

TIAA Life VLI-2	274,544	—	238,252	—

TIAA Life VA-1	3,682,926	—	3,302,294	—

TIAA Life MVA-1	—	27,611	—	26,884

Total	$4,438,005	$27,611	$3,939,414	$26,884

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-22	TC Life Insurance Company Financials

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2023
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$810	$—	$151,027	$151,837

Reserves

For accounts with assets at:

Fair value	$12,603	$2,824	$4,438,051	$4,453,478

Amortized cost	—	—	—	—

Total reserves	$12,603	$2,824	$4,438,051	$4,453,478

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$12,103	$2,824	$—	$14,926

At fair value	—	—	4,438,051	4,438,051

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$12,603	$2,824	$4,438,051	$4,453,477

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101	$—	$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

TC Life Insurance Company Financials	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2023	2022	2021

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$151,074	$164,515	$319,598

Transfers from separate accounts	(284,116)	(241,408)	(259,869)

Net transfers to (from) separate accounts	(133,042)	(76,893)	59,729

Reconciling adjustments:

Fund transfer exchange gain (loss)	127	(381)	(852)

Transfers as reported in the Company’s Statements of Operations	$(132,915)	$(77,274)	$58,877

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2023	2022	2021

Payments to TIAA

Operating expenses	$50,057	$49,846	$45,886

Investment expenses	10,674	11,400	13,156

Total	$60,731	$61,246	$59,042

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Payments to Services	$535	$1,441	$3,113

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2023	2022	2021

Payments to TFI	$32,658	$25,351	$21,489

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand or (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2023, 2022, and 2021, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 28, 2024. As of December 31, 2023, $75,000 thousand of this facility was maintained on a committed basis and there was no balance outstanding.

B-24	TC Life Insurance Company Financials

continued

At December 31, 2023 or 2022, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2023	2022

Amounts due to Parent and affiliates	$9,201	$7,496

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2023 or December 31, 2022.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2023			2022			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$48,491	$4,374	$52,865	$49,284	$4,984	$54,268	$(793)	$(610)	$(1,403)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	48,491	4,374	52,865	49,284	4,984	54,268	(793)	(610)	(1,403)

d) Deferred tax assets non-admitted	31,271	4,073	35,344	29,290	4,766	34,056	1,981	(693)	1,288
e) Subtotal net admitted deferred tax asset (c-d)	17,220	301	17,521	19,994	218	20,212	(2,774)	83	(2,691)
f) Deferred tax liabilities	2,680	301	2,981	3,694	218	3,912	(1,014)	83	(931)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$14,540	$—	$14,540	$16,300	$—	$16,300	$(1,760)	$—	$(1,760)

	2023			2022			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission calculation components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	14,540	—	14,540	16,300	—	16,300	(1,760)	—	(1,760)
1. Adjusted gross DTA expected to be realized following the balance sheet date	14,540	—	14,540	16,300	—	16,300	(1,760)	—	(1,760)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	122,608	XXX	XXX	132,167	XXX	XXX	(9,559)

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	2,680	301	2,981	3,694	218	3,912	(1,014)	83	(931)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$17,220	$301	$17,521	$19,994	$218	$20,212	$(2,774)	$83	$(2,691)

	2023	2022

(a) Ratiopercentage used to determinerecovery period and threshold limitation amount	1,082%	1,154%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$817,386	$881,116

TC Life Insurance Company Financials	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

	12/31/2023		12/31/2022		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$48,491	$4,374	$49,284	$4,984	$(793)	$(610)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$17,220	$301	$19,994	$218	$(2,774)	$83

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2023	2022	2021

Curret income tax:

Federal income tax expense	$13,284	$34,060	$28,238

Foreign taxes	—	—	—

Subtotal	$13,284	$34,060	$28,238

Federal income taxes expense/(benefit) on net capital gains/(losses)	(7,821)	4,256	4,274

Other	780	940	829

Federal and foreign income tax expense	$6,243	$39,256	$33,341

	12/31/2023	12/31/2022	Change

Deferred tax assets:

Ordinary:

Policyholder reserves	$10,304	$8,685	$1,619

Deferred acquisition costs	36,818	38,898	(2,080)

Other	1,369	1,701	(332)

Subtotal	$48,491	$49,284	$(793)

Non-admitted	31,271	29,290	1,981

Admitted ordinary deferred tax assets	$17,220	$19,994	$(2,774)

Capital:

Investments	$4,374	$4,984	$(610)

Net capital loss carry-forward	—	—	—

Subtotal	$4,374	$4,984	$(610)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	4,073	4,766	(693)

Admitted capital deferred tax assets	301	218	83

Admitted deferred tax assets	$17,521	$20,212	$(2,691)

Deferred tax liabilities:

Ordinary:

Reserve transition adjustment	$1,359	$2,039	$(680)

Investments	1,266	1,500	(234)

Other	55	155	(100)

Subtotal	$2,680	$3,694	$(1,014)

Capital:

Investments	$301	$218	$83

Deferred tax liabilities	$2,981	$3,912	$(931)

Net admitted deferred tax assets/liabilities	$14,540	$16,300	$(1,760)

B-26	TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2023, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$8,275	21.00%

Dividends received deduction	(1,560)	(3.96)

Amortization of interest maintenance reserve	(617)	(1.57)

Tax-exempt interest	(38)	(0.10)

Liability for unauthorized reinsurance	286	0.73

Prior year true-up	192	0.49

Nonadmitted assets and other permanent differences	98	0.25

Total statutory income taxes	$6,636	16.84%

Federal and foreign income tax expense—ordinary	$14,064	35.69%

Federal and foreign income tax expense—capital	(7,821)	(19.85)

Change in net deferred income tax charge (benefit)	393	1.00

Total statutory income taxes	$6,636	16.84%

At December 31, 2023, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2021	$—	$4,494	$4,494

2022	—	4,256	4,256

2023	—	—	—

Total	$—	$8,750	$8,750

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) Seven30 Insurance (Bermuda) Co. Limited

3) AMC Holding, Inc.**

4) Business Property Lending Inc.**

5) CustomerOne Financial Network, Inc.**

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) NIS/R&T, Inc.*

9) Nuveen Holdings, Inc.*

10) Nuveen Holdings 1, Inc.*

11) Nuveen Investments, Inc.*

12) Nuveen Investments Holdings, Inc.*

13) Nuveen Securities, LLC*

14) T-C Europe Holding, Inc.

15) T-C SP, Inc.

16) Teachers Insurance and Annuity Association of America

17) Terra Land Company

18) TIAA Board of Governors

19) TIAA-CREF Tuition Financing, Inc.

20) TIAA Commerical Finance, Inc.**

21) TIAA FSB Holdings, Inc.**

22) TIAA, FSB**

TC Life Insurance Company Financials	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

23) TIAA Trust, N.A.

24) Westchester Group Farm Management, Inc.

25) Westchester Group Investment Management Holding Company, Inc.

26) Westchester Group Investment Management, Inc.

27) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The companies denoted with a double asterisk above (collectively “Bank subgroup”) are subject to a separate tax matters agreement. Under the agreement, current federal income tax expense (benefit) is computed on an adjusted separate subgroup return basis in accordance with the agreement.

The Company’s tax years 2018 through 2022 are open to examination by the Internal Revenue Service (“IRS’).

Corporate Alternative Minimum Taxes

The Act was enacted on August 16, 2022. The Act included a new CAMT which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and it will not be liable for CAMT in 2023.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 as applicable.

The Company maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,577 thousand and $3,622 thousand as of December 31, 2023 and 2022, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2023 and 2022.

For the years ended December 31, 2023 and 2022, the Company did not have any Group Annuity reserves.

B-28	TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,926	$—	$14,926	0.4%

At fair value	—	—	3,622,778	3,622,778	78.0%

Total with market value adjustment or at fair value	$—	$14,926	$3,622,778	$3,637,704	78.4%

At book value without adjustment (minimal or no charge or adjustment)	864,978	—	—	864,978	18.6%

Not subject to discretionary withdrawal	139,502	—	—	139,502	3.0%

Total (direct + assumed)	$1,004,480	$14,926	$3,622,778	$4,642,184	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,004,480	$14,926	$3,622,778	$4,642,184

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,751	$—	$14,751	0.3%

At fair value	—	—	3,253,612	3,253,612	74.3%

Total with market value adjustment or at fair value	$—	$14,751	$3,253,612	$3,268,363	74.6%

At book value without adjustment (minimal or no charge or adjustment)	979,990	—	—	979,990	22.4%

Not subject to discretionary withdrawal	130,371	—	—	130,371	3.0%

Total (direct + assumed)	$1,110,361	$14,751	$3,253,612	$4,378,724	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,110,361	$14,751	$3,253,612	$4,378,724

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$62,402	$62,402	0.7%

At book value without adjustment (minimal or no charge or adjustment)	8,863,586	—	—	8,863,586	97.5%

Not subject to discretionary withdrawal	161,321	—	—	161,321	1.8%

Total (direct + assumed)	$9,024,907	$—	$62,402	$9,087,309	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$9,024,907	$—	$62,402	$9,087,309

TC Life Insurance Company Financials	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$49,942	$49,942	0.6%

At book value without adjustment (minimal or no charge or adjustment)	8,653,636	—	—	8,653,636	97.7%

Not subject to discretionary withdrawal	148,144	—	—	148,144	1.7%

Total (direct + assumed)	$8,801,780	$—	$49,942	$8,851,722	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,801,780	$—	$49,942	$8,851,722

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

		2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,027,931	$2,027,987	$2,057,285

Variable Universal Life	363,262	362,288	373,344

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	588,263

Disability—Active Lives	—	—	12,484

Disability—Disabled Lives	—	—	2,605

Miscellaneous Reserves	—	—	21,214

Total (direct + assumed)	$2,391,193	$2,390,275	$3,055,195

Reinsurance Ceded	—	—	428,055

Total (net)	$2,391,193	$2,390,275	$2,627,140

	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,089,115	$2,089,192	$2,113,221

Variable Universal Life	363,677	361,818	373,157

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	609,526

Disability—Active Lives	—	—	12,327

Disability—Disabled Lives	—	—	2,103

Miscellaneous Reserves	—	—	23,577

Total (direct + assumed)	$2,452,792	$2,451,010	$3,133,911

Reinsurance Ceded	—	—	449,366

Total (net)	$2,452,792	$2,451,010	$2,684,545

B-30	TC Life Insurance Company Financials

continued

		2023
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$755,230	$752,871	$752,871

Reinsurance Ceded	—	—	—

Total (net)	$755,230	$752,871	$752,871

	2022
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$637,230	$634,039	$634,039

Reinsurance Ceded	—	—	—

Total (net)	$ 637,230	$ 634,039	$ 634,039

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2023 or 2022. The Company has $33,288,012 thousand and $37,360,794 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2023 and 2022, respectively. Premium deficiency reserves related to the above insurance total $5,273 thousand and $6,517 thousand at December 31, 2023 and 2022, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	2023	2022	2021

Direct premiums	$298,430	$345,006	$525,018

Ceded premiums	(81,354)	(86,708)	(89,705)

Net premiums	$217,076	$258,298	$435,313

TC Life Insurance Company Financials	B-31

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

December 31, 2023

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2023	2022	2021

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$81,354	$86,708	$89,705

Policy and contract benefits	92,460	60,233	62,808

Increase/(decrease) in policy and contract reserves	40,894	(19,195)	(9,129)

Reserves for life and health, annuities and deposit-type contracts	631,521	586,225	610,407

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2023	2022	2021

Change in net unrealized capital gains (losses), net of taxes	$299	$(825)	$1,137

Change in reserve on account of change in valuation basis	—	—	1,568

Change in asset valuation reserve	(11,942)	(12,844)	(8,956)

Change in net deferred federal income tax	(393)	(1,282)	3,346

Change in non-admitted assets	2,119	3,684	(2,112)

Change in liability for reinsurance of unauthorized companies	1,362	5,260	(11,600)

Change in surplus of separate accounts	345	(1,011)	(719)

Dividends to stockholders	(118,100)	(83,900)	(81,600)

As of December 31, 2023 and 2022, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $1,172 thousand and $793 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2023, 2022 and 2021.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend under the earned surplus standard or the surplus only standard, but not both. The earned surplus standard allows a dividend to be paid out of earned surplus as long as the aggregated amount of all such dividends in any calendar year does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net income for the immediately preceding calendar year (excluding realized capital gains), provided the dividends do not exceed 30% of its surplus to policyholders as of the immediately preceding calendar year. Earned surplus is the positive surplus excluding 85% of the change in net unrealized capital gains (losses) on investments, net of taxes, for the immediately preceding calendar year. The surplus only standard allows a dividend to be paid when the Company does not have earned surplus as long as the aggregate amount of all such dividends in any calendar year does not exceed the lessor of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $118,100 thousand, $83,900 thousand and $81,600 thousand for the years ended December 31, 2023, 2022, and 2021, respectively. The Company’s dividends are not on a cumulative basis.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 14, 2024, the date the financial statements were available to be issued.

B-32	TC Life Insurance Company Financials